OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,644,534
HIGHER EDUCATION 11.6%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2014O
11/01/25	4.000%	2,000,000	2,341,340
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,650,212
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	1,500,000	1,632,660
07/01/22	5.000%	2,500,000	2,732,750
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,171,880
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,333,395
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	561,445
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,053,056
Total			18,476,738
HOSPITAL 16.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,697,990
Hartford Healthcare
Series 2014E
07/01/34	5.000%	2,360,000	2,699,486
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,778,553
Hospital for Special Care
Series 2007C (AGM)
07/01/17	5.250%	500,000	530,960
07/01/20	5.250%	1,235,000	1,307,112
07/01/27	5.250%	750,000	789,367
Lawrence & Memorial Hospital
Series 2011S
07/01/31	5.000%	2,000,000	2,222,000
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	500,000	528,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2011N
07/01/20	5.000%	$1,365,000	$1,569,927
07/01/21	5.000%	1,000,000	1,174,760
Trinity Health Corp.
Series 2016
12/01/32	5.000%	2,000,000	2,404,500
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	1,955,378
07/01/20	5.000%	1,630,000	1,842,585
Yale-New Haven Health
Series 2014A
07/01/31	5.000%	2,500,000	2,944,950
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	359,391
Total			25,805,719
INVESTOR OWNED 3.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,608,950
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,163,110
LOCAL GENERAL OBLIGATION 22.9%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,588,045
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,597,470
08/15/21	5.500%	1,125,000	1,352,599
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,564,149
04/01/23	5.250%	1,325,000	1,548,726
04/01/24	5.250%	1,325,000	1,548,872
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,351,192
Series 2013A
04/01/26	5.000%	1,810,000	2,111,854
City of Middletown Unlimited General Obligation Bonds Series 2015
04/01/26	5.000%	2,000,000	2,564,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of New Britain Unlimited General Obligation Refunding Bonds Series 2016A (BAM)
03/01/25	5.000%	$500,000	$612,305
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	899,064
Series 2015 (AGM)
09/01/27	5.000%	1,200,000	1,470,024
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	3,800,000	4,199,608
Series 2015B (BAM)
08/15/27	5.000%	750,000	906,398
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,207,114
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/31	5.000%	500,000	592,160
08/01/32	5.000%	500,000	588,505
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014
08/01/25	5.000%	325,000	418,168
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,156,810
01/01/22	5.000%	500,000	609,575
Town of Hamden Unlimited General Obligation Bonds Series 2014A (BAM)
08/15/23	5.000%	320,000	383,590
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,416,869
07/15/25	4.750%	1,150,000	1,425,436
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,501,600
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014
12/15/32	5.000%	600,000	717,666
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	634,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
09/15/21	4.000%	$600,000	$660,924
Total			36,627,773
MULTI-FAMILY 1.4%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,056,859
06/01/23	5.000%	1,085,000	1,105,984
Total			2,162,843
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	380,410
PREP SCHOOL 3.4%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,342,670
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,156,571
Total			5,499,241
REFUNDED / ESCROWED 5.8%
City of Hartford Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity (AGM)
08/15/17	5.000%	695,000	741,885
Connecticut Municipal Electric Energy Cooperative
Prerefunded 01/01/17 Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,082,700
Revenue Bonds
Series 2009A Escrowed to Maturity (AGM)
01/01/17	5.000%	1,525,000	1,588,928
Connecticut State Development Authority
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/21	5.400%	500,000	535,375
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007 Escrowed to Maturity
08/15/17	5.200%	455,000	473,609
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/16 Revenue Bonds
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	610,002

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 07/01/17 Revenue Bonds
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	$2,000,000	$2,124,720
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	895,000	1,104,403
Total			9,261,622
SINGLE FAMILY 1.6%
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2008B-1
11/15/23	4.750%	2,500,000	2,616,125
SPECIAL NON PROPERTY TAX 8.8%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	3,765,000	4,259,495
Series 2014A
09/01/25	5.000%	2,500,000	3,106,200
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1
02/01/19	5.000%	3,450,000	3,867,208
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	615,918
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (a)
10/01/25	5.000%	2,020,000	2,254,542
Total			14,103,363
SPECIAL PROPERTY TAX 1.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,496,000	2,813,516
STATE APPROPRIATED 4.3%
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,176,209
Series 2009A
02/15/23	5.000%	2,000,000	2,235,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Series 2015A
02/15/29	5.000%	$2,000,000	$2,420,040
Total			6,831,649
STATE GENERAL OBLIGATION 7.9%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	1,915,916
06/15/19	5.000%	1,840,000	2,072,999
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	5,415,000	5,901,863
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	702,150
Series 2006E
12/15/20	5.000%	2,000,000	2,082,740
Total			12,675,668
WATER & SEWER 6.0%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B
08/15/31	5.000%	1,000,000	1,182,810
Metropolitan District (The) Revenue Bonds Clean Water Project Series 2014A
11/01/27	5.000%	1,000,000	1,230,490
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,680,168
08/01/23	5.250%	500,000	621,395
27th Series 2012
08/01/29	5.000%	2,945,000	3,430,012
29th Series 2014
08/01/25	5.000%	500,000	604,900
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	812,737
Total			9,562,512
Total Municipal Bonds (Cost: $144,085,543)			$155,233,773

	Shares	Value

Money Market Funds 1.6%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010% (b)	2,600,265	$2,600,265
Total Money Market Funds (Cost: $2,600,265)		$2,600,265
Total Investments
(Cost: $146,685,808) (c)		$157,834,038(d)
Other Assets & Liabilities, Net		2,271,386
Net Assets		$160,105,424

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $4,355,273 or 2.72% of net assets.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(c)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $146,686,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,148,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,148,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	155,233,773	—	155,233,773
Money Market Funds	2,600,265	—	—	2,600,265
Total Investments	2,600,265	155,233,773	—	157,834,038

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.4%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,306,700
ALASKA 1.0%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	22,400,211
ARIZONA 0.5%
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A
07/01/18	5.000%	3,500,000	3,697,190
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,118,900
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,530,900
Total			10,346,990
ARKANSAS 0.5%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,514,700
12/01/31	5.000%	5,185,000	6,028,392
Total			11,543,092
CALIFORNIA 16.5%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/28	5.000%	1,000,000	1,207,170
04/01/29	5.000%	1,650,000	1,984,702
04/01/30	5.000%	1,700,000	2,027,539
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/29	5.000%	1,485,000	1,755,122

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Revenue Bonds
St. Joseph Health System
Series 2009B
07/01/18	5.000%	$10,445,000	$11,458,165
California Health Facilities Financing Authority (a)
Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/33	5.000%	5,000,000	5,979,200
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,243,990
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,484,080
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,655,860
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,105,777
Series 2012A
04/01/28	5.000%	10,000,000	11,920,800
Series 2013I
11/01/28	5.250%	9,225,000	11,483,464
11/01/29	5.000%	5,000,000	6,076,450
11/01/31	5.500%	2,930,000	3,637,068
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	15,250,000	18,206,060
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,460,650
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,737,850
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/30	5.000%	1,910,000	2,317,174
11/15/31	5.000%	1,000,000	1,205,350
11/15/32	5.000%	1,610,000	1,928,297
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	3,200,000	3,519,168

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	$7,235,000	$8,038,230
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/24	5.000%	1,000,000	1,099,170
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015
10/01/35	5.000%	1,665,000	1,817,747
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3
01/15/53	5.500%	9,000,000	10,537,200
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	5,250,000	6,231,120
Hartnell Community College District Unlimited General Obligation Refunding Bonds Capital Appreciation Serial Bonds Series 2015A (b)
08/01/35	0.000%	2,650,000	1,234,423
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,715,400
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015
10/01/33	5.000%	4,000,000	4,823,760
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	4,142,250
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,790,056
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,500,710
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,506,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (b)
09/01/31	0.000%	$28,000,000	$16,732,800
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,671,550
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/25	0.000%	22,405,000	19,060,830
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	14,349,120
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	8,813,870
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	3,012,725
Windy Point/Windy Flats Project
Series 2010-1
07/01/28	5.000%	10,000,000	11,617,700
07/01/30	5.000%	15,875,000	18,192,432
State of California Department of Water Resources Power Supply
Prerefunded 05/01/18 Revenue Bonds
Series 2008H
05/01/21	5.000%	3,575,000	3,918,128
Unrefunded Revenue Bonds
Series 2008H
05/01/21	5.000%	1,425,000	1,560,204
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,250,500
07/01/21	5.250%	365,000	419,188
07/01/21	5.250%	635,000	729,272
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,534,400
Series 2015
03/01/33	5.000%	5,000,000	6,001,550
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,136,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
10/01/22	5.250%	$25,000,000	$28,919,250
Series 2010
03/01/25	5.000%	1,000,000	1,153,340
Series 2011
10/01/19	5.000%	12,000,000	13,777,800
09/01/31	5.000%	10,000,000	11,793,100
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/31	5.000%	1,000,000	1,162,850
09/01/33	5.000%	1,250,000	1,438,950
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (b)
08/01/20	0.000%	7,285,000	6,749,771
Total			380,826,802
COLORADO 2.3%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	155,000	156,511
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	5,794,073
City & County of Denver Airport System Revenue Bonds Series 2012B
11/15/32	5.000%	10,000,000	11,822,800
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	4,000,000	4,391,040
Series 2015
12/01/26	5.000%	1,860,000	2,129,421
12/01/28	5.000%	1,000,000	1,126,280
12/01/30	5.000%	1,400,000	1,562,456
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/27	5.000%	2,855,000	3,263,208
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	130,000	131,751
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (b)
09/01/18	0.000%	1,500,000	1,437,765

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA)
12/15/17	5.000%	$350,000	$354,879
Park Creek Metropolitan District Refunding Tax Allocation Bonds Limited Property Tax Series 2015
12/01/32	5.000%	1,500,000	1,737,270
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/25	5.000%	10,000,000	11,487,100
Series 2015
06/01/27	5.000%	2,925,000	3,560,778
University of Colorado Hospital Authority Revenue Bonds Series 2012A
11/15/27	5.000%	3,750,000	4,395,300
Total			53,350,632
CONNECTICUT 0.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,811,691
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,122,890
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,178,000	6,963,903
Total			9,898,484
DISTRICT OF COLUMBIA 1.7%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,110,390
District of Columbia Refunding Revenue Bonds Children’s Hospital Series 2015
07/15/30	5.000%	3,000,000	3,625,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Metropolitan Washington Airports Authority Dulles Toll Road (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	$20,980,000	$16,253,626
10/01/25	0.000%	7,500,000	5,540,700
10/01/26	0.000%	5,000,000	3,542,550
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	9,891,566
Total			39,964,152
FLORIDA 5.9%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)(d)
07/15/32	0.000%	1,835,000	367,073
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	19,977,984
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,153,030
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	1,160,000	1,257,347
City of Tallahassee Consolidated Utility
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,055,135
10/01/18	5.500%	1,000,000	1,123,430
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/32	5.000%	6,500,000	7,665,320
Revenue Bonds
Miami International Airport
Series 2010A
10/01/25	5.500%	6,000,000	7,074,420
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	584,155
10/01/31	5.000%	600,000	694,980
10/01/33	5.000%	1,215,000	1,395,294
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,290,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (e)
06/15/34	5.875%	$1,665,000	$1,700,182
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/31	5.000%	1,600,000	1,876,032
10/01/32	5.000%	2,300,000	2,677,499
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,649,925
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	8,020,413
Lee County School Board Refunding Certificate of Participation Series 2014A
08/01/28	5.000%	2,000,000	2,397,060
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015A
10/01/30	5.000%	2,150,000	2,464,352
Orange County School Board Certificate of Participation Series 2012B
08/01/26	5.000%	6,500,000	7,707,245
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/26	5.000%	4,620,000	5,661,579
08/01/27	5.000%	2,500,000	3,040,250
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,208,320
School Board of Miami-Dade County (The) Refunding Certificate of Participation Series 2015A
05/01/30	5.000%	2,500,000	2,940,400
School District of Broward County Refunding Certificate of Participation Series 2012A
07/01/25	5.000%	5,280,000	6,193,704

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (e)(f)
10/01/22	5.750%	$9,530,000	$10,012,885
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1 (e)
03/01/30	5.000%	2,925,000	3,288,665
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(d)
11/01/10	5.500%	145,000	101,478
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,748,070
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/20	5.750%	1,000,000	1,092,790
Volusia County Educational Facility Authority Revenue Bonds Series 2015B
10/15/30	5.000%	1,510,000	1,750,377
Total			136,169,994
GEORGIA 1.7%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Subordinated Lien Series 2014
01/01/32	5.000%	2,000,000	2,333,840
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	2,500,000	3,043,850
Revenue Bonds
Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	17,228,379
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,554,600
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	3,630,000	4,259,333

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Georgia State Road & Tollway Authority (b)(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/24	0.000%	$625,000	$390,194
06/01/34	0.000%	3,750,000	1,197,863
State of Georgia Unlimited General Obligation Bonds Series 2012A
07/01/31	4.000%	5,000,000	5,536,200
Total			39,544,259
HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	870,000	917,537
07/01/23	5.750%	1,015,000	1,124,630
07/01/27	6.250%	1,400,000	1,560,552
State of Hawaii
Prerefunded 05/01/18 Unlimited General Obligation Bonds
Series 2008DK
05/01/22	5.000%	10,540,000	11,542,460
Unrefunded Unlimited General Obligation Bonds
Series 2008DK
05/01/22	5.000%	210,000	229,576
Total			15,374,755
IDAHO 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/24	7.000%	2,980,000	3,308,605
Series 2014B-1
10/01/22	6.500%	2,000,000	2,002,880
Total			5,311,485
ILLINOIS 9.0%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	7,119,424
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	10,424,100
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	13,397,888
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,953,507

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/29	5.000%	$2,500,000	$2,842,000
01/01/30	5.000%	3,000,000	3,389,250
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,829,450
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/29	5.250%	7,485,000	8,394,727
12/01/30	5.250%	1,925,000	2,151,053
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	7,870,252
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,070,000	2,135,660
Unlimited General Obligation Bonds
Series 2002B
01/01/27	5.125%	3,155,000	3,240,122
Series 2015A
01/01/23	5.000%	5,000,000	5,192,300
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	3,000,000	3,040,620
01/01/32	5.250%	3,845,000	3,872,069
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,518,840
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/18	5.375%	2,000,000	2,224,220
Rush University Medical Center
Series 2015A
11/15/32	5.000%	10,000,000	11,646,600
Illinois Municipal Electric Agency Refunding Revenue Bonds Series 2015A
02/01/30	5.000%	12,000,000	14,266,080
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/32	5.000%	9,600,000	11,306,784
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/31	4.000%	12,000,000	13,065,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	$1,800,000	$2,053,494
01/01/33	5.000%	2,000,000	2,275,600
Kendall & Kane Counties Community Unit School District No. 115 Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC) (b)
01/01/17	0.000%	3,050,000	3,016,542
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,578,700
06/01/21	5.250%	12,000,000	14,151,720
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	17,410,300
Series 2014
02/01/25	5.000%	6,000,000	6,735,960
02/01/31	5.250%	4,965,000	5,443,576
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,328,981
Total			206,875,779
INDIANA 0.6%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,629,782
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/25	5.250%	1,750,000	2,091,600
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/23	5.250%	7,035,000	8,429,267
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/24	5.000%	1,000,000	1,002,540
Total			13,153,189

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	$730,000	$736,774
Iowa Finance Authority
Prerefunded 08/01/18 Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	555,345
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,730,790
Total			4,022,909
KANSAS 0.8%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,079,920
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	12,948,497
Total			19,028,417
KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds Senior-Next Generation Information Series 2015
07/01/32	5.000%	1,500,000	1,676,070
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/29	5.000%	4,000,000	4,696,240
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,442,407
05/15/22	5.000%	7,825,000	8,862,908
Total			23,677,625
LOUISIANA 1.0%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,936,031

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 (AGM)
06/01/22	5.000%	$2,000,000	$2,407,000
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,728,847
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	9,245,000	9,969,161
Total			22,041,039
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015
07/01/28	5.000%	1,300,000	1,513,733
MASSACHUSETTS 3.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,265,505
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,410,050
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	1,900,688
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	7,500,000	7,823,100
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,853,427
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,126,386
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	2,936,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Lahey Clinic Obligation
Series 2015F
08/15/31	5.000%	$2,490,000	$2,950,575
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	300,000	312,249
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc.
Series 2008E-2
07/01/20	5.375%	9,720,000	10,799,503
07/01/22	5.375%	13,345,000	14,827,096
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	551,290
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,393,810
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,126,410
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,028,785
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,762,110
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	14,305,000
Total			90,372,459
MICHIGAN 1.3%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,322,500
07/01/27	5.250%	1,500,000	1,732,725
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015
05/15/29	5.000%	1,800,000	2,134,980
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	800,000	912,528
Series 2014H-1
10/01/26	5.000%	3,300,000	3,950,892

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Revenue Bonds
Local Government Loan Program - Detroit
Series 2015
07/01/33	5.000%	$2,000,000	$2,287,300
Senior Lien-Detroit Water & Sewer
Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,145,450
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,558,360
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,077,780
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,453,798
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,184,990
11/15/28	5.000%	1,000,000	1,182,480
11/15/29	5.000%	1,205,000	1,421,249
Total			30,365,032
MINNESOTA 0.6%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A Escrowed to Maturity
11/15/18	6.000%	795,000	869,881
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	834,577
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (e)
08/01/22	5.000%	750,000	807,713
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	1,075,000	1,106,293
Housing & Redevelopment Authority of The City of St Paul Minnesota
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/28	5.250%	1,500,000	1,702,740
HealthPartners Obligation Group
Series 2015
07/01/28	5.000%	6,400,000	7,696,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	$500,000	$571,175
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,036,810
Total			14,626,149
MISSISSIPPI 0.2%
State of Mississippi Revenue Bonds Series 2015E
10/15/29	5.000%	3,500,000	4,196,220
MISSOURI 1.9%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,297,000
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/28	5.000%	6,210,000	7,444,362
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/26	5.000%	1,225,000	1,395,790
02/01/29	5.000%	5,975,000	6,671,147
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,095,420
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Prairie State Project Series 2015A
12/01/29	5.000%	2,000,000	2,396,260
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	8,123,774
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	715,000	748,462

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	$7,000,000	$7,713,720
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/25	5.000%	1,680,000	1,835,467
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/23	5.000%	690,000	771,517
Total			43,492,919
NEBRASKA 0.7%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	840,577
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B
01/01/20	5.000%	570,000	616,598
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/27	5.000%	11,865,000	14,160,996
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	775,089
Total			16,393,260
NEVADA 1.7%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,647,605
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (e)
06/15/20	6.500%	4,000,000	4,276,040
Clark County School District Limited General Obligation Bonds Series 2015D
06/15/30	4.000%	9,360,000	10,370,506

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	$8,190,000	$9,207,198
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,266,583
Total			39,767,932
NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,499,310
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,317,233
Total			16,816,543
NEW JERSEY 2.0%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	988,020
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,387,172
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,489,840
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,588,966
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	670,000	621,137
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,101,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
School Facilities-Construction
Series 2009AA
12/15/20	5.250%	$1,000,000	$1,079,010
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/21	5.000%	1,000,000	1,107,660
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,114,013
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	820,778
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	710,000	747,708
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	115,000	119,256
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,216,420
Series 2006A
12/15/20	5.250%	1,000,000	1,116,120
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,543,603
12/15/22	5.250%	4,000,000	4,697,880
Series 2010D
12/15/23	5.250%	15,000,000	17,088,300
New Jersey Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,122,560
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	641,585
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2009A
06/15/17	5.000%	1,000,000	1,044,530
Total			46,635,958

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	$3,000,000	$3,743,130
NEW YORK 11.1%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A Escrowed to Maturity
11/15/16	5.250%	1,750,000	1,817,183
11/15/17	5.250%	1,250,000	1,354,113
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/24	5.000%	700,000	839,804
07/01/25	5.000%	1,000,000	1,202,660
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	25,000	25,007
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,385,334
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,021,232
County of Nassau Limited General Obligation Bonds Series 2014A
04/01/27	5.000%	12,025,000	14,505,637
Long Island Power Authority Revenue Bonds Series 2012B
09/01/26	5.000%	5,000,000	5,860,900
Metropolitan Transportation Authority
Revenue Bonds
Series 2004A (NPFGC)
11/15/17	5.250%	4,000,000	4,326,960
Series 2009A
11/15/26	5.300%	710,000	796,116
Transportation
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,395,600
11/15/21	5.000%	3,000,000	3,235,620
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,889,890
07/01/20	5.000%	9,390,000	10,817,092

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2007C-1
11/01/20	5.000%	$10,300,000	$11,098,353
Subordinated Series 2009A-1
05/01/27	5.000%	10,430,000	11,807,699
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	5,421,270
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,823,811
07/01/27	5.500%	10,675,000	12,271,553
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	3,977,680
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	9,750,000	11,575,297
Revenue Bonds
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,595,740
St. John’s University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	4,074,714
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	10,641,000
05/15/22	5.500%	6,730,000	8,401,597
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,763,742
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	12,830,766
2nd Series 2007B
04/01/19	5.000%	5,000,000	5,367,200
Series 2012I
01/01/24	5.000%	8,500,000	10,297,750
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,615,725
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,409,920
01/01/20	5.000%	10,460,000	11,526,606
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	20,000,000	23,655,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	$1,000,000	$1,095,000
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	3,000,000	3,053,910
Total			255,777,481
NORTH CAROLINA 2.4%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,225,960
10/01/27	5.250%	3,700,000	3,978,684
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	882,136
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	1,250,000	1,374,425
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	5,880,202
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	23,653,640
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,395,000	1,398,669
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A
01/01/31	5.000%	2,000,000	2,427,120
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	10,000,000	12,706,500
Total			55,527,336

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO 1.6%
American Municipal Power, Inc.
Prerefunded 02/15/18 Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	$3,820,000	$4,171,364
02/15/22	5.250%	4,530,000	4,946,669
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	13,994,280
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,373,340
Unrefunded Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	240,000	261,641
02/15/22	5.250%	580,000	632,299
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,607,052
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,413,320
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,345,387
Total			35,745,352
OKLAHOMA —%
Chickasaw Nation Revenue Bonds Health System Series 2007 (e)(f)
12/01/17	5.375%	970,000	1,010,604
OREGON 0.1%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,092,810
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,135,220
Total			2,228,030

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 3.4%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	$3,795,000	$4,309,147
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM)
07/01/18	5.375%	12,000,000	13,271,520
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (b)
12/01/18	0.000%	1,000,000	944,400
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/27	5.000%	2,500,000	2,855,150
01/01/28	5.000%	2,090,000	2,364,333
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,075,073
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,133,400
Series 2002
07/01/17	5.750%	2,000,000	2,137,640
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	2,052,140
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,540,540
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,815,020
08/15/21	5.125%	3,715,000	4,071,454
08/15/22	5.250%	1,965,000	2,156,705
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2015B
12/01/30	5.000%	525,000	629,748
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,518,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Turnpike Commission (g)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	5.350%	$20,000,000	$23,537,800
Total			79,412,210
RHODE ISLAND 1.1%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	974,358
07/01/27	4.750%	945,000	1,023,076
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	629,472
09/01/26	5.000%	310,000	344,360
09/01/27	5.000%	690,000	766,480
Rhode Island Commerce Corp.
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/24	5.750%	380,000	380,224
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,251,420
Providence Place Mall
Senior Series 2000 (AGM)
07/01/20	6.125%	980,000	982,617
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,679,166
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/17 Revenue Bonds
Public Schools Financing Project
Series 2007 (AMBAC)
05/15/19	4.250%	235,000	245,857
Refunding Revenue Bonds
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,397,110
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,694,346
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,067,320
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,546,195
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	457,872
05/15/30	6.250%	500,000	572,745

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
New England Institute of Technology
Series 2010
03/01/24	5.000%	$1,145,000	$1,284,965
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,105,010
Unrefunded Revenue Bonds
Public Schools Financing Project
Series 2007 (AMBAC)
05/15/19	4.250%	15,000	15,171
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	926,020
Rhode Island Turnpike & Bridge Authorit Revenue Bonds Series 2016A (a)
10/01/33	5.000%	1,300,000	1,531,153
Rhode Island Turnpike & Bridge Authority Revenue Bonds Series 2016A (a)
10/01/34	4.000%	525,000	559,282
Total			24,434,219
SOUTH CAROLINA 1.7%
Beaufort-Jasper Water & Sewer Authority Refunding Revenue Bonds Series 2016B (a)
03/01/25	5.000%	1,000,000	1,184,370
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/31	5.000%	3,250,000	3,823,722
11/01/32	5.000%	4,900,000	5,740,007
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,625,400
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,632,400
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/28	5.000%	3,500,000	3,722,845
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	590,000	652,505

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina Jobs-Economic Development Authority (e)
Revenue Bonds
Series 2015A
08/15/25	4.500%	$410,000	$417,622
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/26	5.000%	7,000,000	8,644,580
South Carolina State Public Service Authority (a)
Refunding Revenue Bonds
Series 2016A
12/01/30	5.000%	4,000,000	4,843,560
Total			40,287,011
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/26	5.000%	1,000,000	1,215,510
11/01/27	5.000%	530,000	637,860
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,416,650
09/01/20	5.000%	1,250,000	1,451,313
09/01/21	5.000%	1,000,000	1,160,080
Total			5,881,413
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/29	5.000%	1,000,000	1,159,500
10/01/30	5.000%	500,000	575,350
Total			1,734,850
TEXAS 9.3%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	842,392
01/01/20	5.750%	1,250,000	1,435,900
Series 2011
01/01/31	5.750%	15,230,000	17,364,789
Series 2015A
01/01/30	5.000%	1,450,000	1,677,041
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/34	5.000%	5,100,000	5,834,757
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/32	5.000%	6,000,000	6,903,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	$1,100,000	$1,205,523
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2012B
07/01/28	5.000%	7,000,000	8,113,280
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/27	5.000%	1,215,000	1,461,621
09/01/29	5.000%	1,500,000	1,779,705
Convention & Entertainment Facilities
Series 2014
09/01/30	5.000%	1,000,000	1,178,870
City of Houston (b)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,963,960
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership Series 2015
08/15/35	5.500%	8,500,000	8,871,705
Conroe Independent School District Prerefunded 02/15/18 Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,239,159
County of Harris Unlimited General Obligation Refunding Bonds Road Series 2015A
10/01/26	5.000%	10,000,000	12,678,900
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	845,610
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B
11/01/28	5.000%	21,380,000	24,831,801
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,814,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	$12,000,000	$12,739,080
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/31	5.000%	390,000	450,536
11/15/32	5.000%	500,000	572,615
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	535,000	682,409
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	465,000	555,405
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,123,230
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	11,195,000	12,876,489
New Hope Cultural Education Facilities Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/35	5.000%	4,000,000	4,323,400
Series 2015A
07/01/30	5.000%	7,800,000	8,593,728
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,923,873
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	12,280,000	13,510,456
Refunding Revenue Bonds
Series 2015A
01/01/32	5.000%	16,800,000	19,714,296
System-2nd Tier
01/01/31	5.000%	1,365,000	1,591,781
Unrefunded Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	1,720,000	1,878,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	$2,300,000	$2,707,330
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,365,000	1,500,749
08/15/24	5.750%	1,590,000	1,798,242
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,138,280
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	829,290
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,571,235
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,746,880
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,119,700
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	8,849,257
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,144,700
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	827,347
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,128,510
Total			213,940,291

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VERMONT 0.6%
Vermont Educational & Health Buildings Financing Agency Refunding Revenue Bonds University of Vermont Medical Center Series 2016A (a)
12/01/33	5.000%	$12,445,000	$14,628,849
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (f)
10/01/24	5.000%	9,565,000	11,190,954
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	625,000	658,613
Total			11,849,567
VIRGINIA 0.9%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,657,470
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	1,029,160
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	995,000	1,102,659
09/01/24	5.000%	5,000	5,541
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,567,845
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	10,000,000	10,252,400
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	574,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Subordinated Series 2007
10/01/17	5.000%	$3,760,000	$4,035,458
Total			20,225,193
WASHINGTON 1.8%
Energy Northwest Unrefunded Revenue Bonds Columbia Generating Station Series 2007
07/01/22	5.000%	690,000	732,911
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/25	5.000%	2,960,000	2,980,394
12/01/30	5.750%	2,820,000	2,838,697
State of Washington
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008D
01/01/20	5.000%	1,000,000	1,082,150
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/26	5.000%	18,270,000	20,768,970
Series 2015A-1
08/01/30	5.000%	8,720,000	10,718,537
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/30	6.500%	320,000	334,650
07/01/35	6.750%	1,090,000	1,143,323
Total			40,599,632
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,862,326

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 1.5%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	$1,000,000	$1,130,490
05/01/23	5.125%	14,000,000	15,871,520
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/31	5.000%	1,000,000	1,147,310
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/34	5.000%	2,500,000	2,798,525
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,360,530
Total			34,308,375
Total Municipal Bonds (Cost: $1,993,429,729)			$2,175,212,588

		Shares	Value

Money Market Funds 0.7%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010% (h)		16,921,309	$16,921,309
Total Money Market Funds (Cost: $16,921,309)			$16,921,309
Total Investments
(Cost: $2,010,351,038) (i)			$2,192,133,897(j)
Other Assets & Liabilities, Net			112,263,664
Net Assets			$2,304,397,561

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $468,551, which represents 0.02% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 0.000%	07-23-2008	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11/01/10 5.500%	10-23-2003	144,169

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $468,551, which represents 0.02% of net assets.

(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $23,101,768 or 1.00% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $22,873,056 or 0.99% of net assets.

(g)	Variable rate security.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(i)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $2,010,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$183,383,000
Unrealized Depreciation	(1,600,000)
Net Unrealized Appreciation	$181,783,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	2,175,212,588	—	2,175,212,588
Money Market Funds	16,921,309	—	—	16,921,309
Total Investments	16,921,309	2,175,212,588	—	2,192,133,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.6%
AIRPORT 2.2%
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,186,630
Series 2014C
07/01/31	5.000%	1,900,000	2,290,716
Revenue Bonds
Series 2015A
07/01/26	5.000%	600,000	752,418
07/01/27	5.000%	300,000	373,440
Total			6,603,204
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/17	5.000%	190,000	194,313
11/01/27	5.125%	1,500,000	1,511,385
Total			1,705,698
HIGHER EDUCATION 16.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/25	5.000%	600,000	751,722
10/01/26	5.000%	200,000	248,150
Simmons College
Series 2015K-1
10/01/26	5.000%	3,005,000	3,579,195
10/01/28	5.000%	1,100,000	1,288,749
Tufts University
Series 2015Q
08/15/30	5.000%	1,000,000	1,229,950
Western New England University
Series 2015
09/01/32	5.000%	500,000	573,355
09/01/33	5.000%	1,225,000	1,401,449
09/01/34	5.000%	1,285,000	1,465,542
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,468,444
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,749,850
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	812,228
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,163,139
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,415,042

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Simmons College
Series 2013J
10/01/24	5.250%	$500,000	$595,625
10/01/25	5.500%	450,000	539,618
Wheelock College
Series 2007C
10/01/17	5.000%	510,000	528,309
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,819,252
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	2,440,000	2,598,990
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,813,270
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	1,000,000	1,270,700
Series 2004M
07/01/19	5.250%	610,000	700,561
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	2,043,597
Series 2008T-2
10/01/29	5.000%	4,045,000	4,697,823
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,408,847
Tufts University
Series 2008
08/15/17	5.000%	1,145,000	1,222,574
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,572,010
Total			48,957,991
HOSPITAL 14.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/30	5.000%	1,170,000	1,363,928
Lahey Clinic Obligation
Series 2015F
08/15/31	5.000%	3,000,000	3,554,910
08/15/34	5.000%	2,250,000	2,621,047
Partners HealthCare System
Series 2016
07/01/31	5.000%	3,000,000	3,629,190
Partners Healthcare System
Series 2015
07/01/32	5.000%	2,795,000	3,326,581

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/28	5.000%	$1,000,000	$1,179,220
07/01/34	5.000%	1,500,000	1,721,775
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,359,048
Children’s Hospital
Series 2014P
10/01/31	5.000%	1,200,000	1,443,960
Milford Regional Medical Center
Series 2014F
07/15/26	5.000%	315,000	344,642
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	1,050,000	1,231,083
UMASS Memorial Health Care Obligation
Series 2011H
07/01/26	5.125%	2,000,000	2,269,000
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,850,000	2,114,124
Massachusetts Development Finance Agency (a)
Refunding Revenue Bonds
UMASS Memorial Health Care
Series 2016I
07/01/30	5.000%	2,295,000	2,700,618
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,749,523
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,102,360
Milford Regional Medical Center
Series 2007E
07/15/17	5.000%	1,050,000	1,105,913
07/15/22	5.000%	1,500,000	1,574,835
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,640,750
Partners Healthcare System
Series 2007G
07/01/18	5.000%	2,575,000	2,739,311
Total			42,771,818
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,110,000	1,112,631

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY 4.4%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	$3,785,000	$4,359,563
07/01/25	5.000%	2,000,000	2,277,940
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,272,949
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011
07/01/19	5.000%	2,760,000	3,128,487
Total			13,038,939
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	380,345
City of Springfield Unrefunded Limited General Obligation Bonds State Qualified Series 2007 (AGM)
08/01/21	4.500%	1,695,000	1,759,529
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/27	5.000%	1,000,000	1,283,010
05/15/28	5.000%	600,000	769,014
Total			4,191,898
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	630,000	760,820
OTHER BOND ISSUE 3.9%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,321,065
04/01/23	5.000%	1,865,000	2,026,267
04/01/24	5.000%	3,260,000	3,539,708
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/29	5.000%	1,000,000	1,192,580
05/01/31	5.000%	1,000,000	1,182,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/23	5.250%	$1,000,000	$1,204,180
Total			11,466,320
POOL / BOND BANK 2.9%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/20	5.250%	3,000,000	3,564,930
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,142,385
Total			8,707,315
PREP SCHOOL 2.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/30	5.000%	1,035,000	1,193,635
International Charter School
Series 2015
04/15/25	5.000%	500,000	578,195
04/15/33	5.000%	1,335,000	1,475,936
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	2,845,000	3,157,637
Park School
Series 2012
09/01/20	5.000%	150,000	172,665
09/01/21	5.000%	330,000	388,202
Total			6,966,270
REFUNDED / ESCROWED 14.3%
Massachusetts Development Finance Agency
Prerefunded 01/01/17 Revenue Bonds
Emerson College
Series 2006A
01/01/21	5.000%	2,500,000	2,604,075
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	3,998,376
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,845,000	2,288,169
Revenue Bonds
Noble & Greenough School
Series 2011 Escrowed to Maturity
04/01/21	4.000%	1,500,000	1,715,685

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc.
Series 2008E-2
07/01/19	5.375%	$4,675,000	$5,194,206
Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	805,000	931,135
Unrefunded Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	560,000	647,746
Massachusetts School Building Authority Prerefunded 08/15/17 Revenue Bonds Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,338,300
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (c)
05/01/28	0.000%	4,000,000	3,062,920
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,539,146
Massachusetts Water Resources Authority
Revenue Bonds
General
Series 2005A Escrowed to Maturity
08/01/17	5.250%	1,590,000	1,701,268
Series 2005A Escrowed to Maturity (NPFGC)
08/01/17	5.250%	2,440,000	2,610,751
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (b)
07/01/22	5.250%	1,075,000	1,326,518
University of Massachusetts Building Authority
Prerefunded 05/01/18 Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,654,447
Prerefunded 05/01/19 Revenue Bonds
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,661,350
Total			42,274,092
RETIREMENT COMMUNITIES 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/31	5.000%	750,000	864,323

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	$445,000	$463,169
10/01/18	5.000%	515,000	534,477
Total			1,861,969
SPECIAL NON PROPERTY TAX 7.7%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	840,870
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/19	5.250%	625,000	717,556
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,108,580
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,724,950
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,360,195
Senior Series 2008B
07/01/23	5.000%	910,000	1,138,019
Massachusetts School Building Authority Revenue Bonds Senior Series 2011B
10/15/27	5.000%	4,000,000	4,753,040
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	950,000	1,063,857
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/22	4.000%	2,000,000	2,138,420
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,074,883
Total			22,920,370
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,804,941
07/01/27	5.000%	775,000	908,037
Total			4,712,978
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	581,440
08/01/21	6.000%	1,750,000	2,030,035
Total			2,611,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION 14.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	$3,500,000	$3,912,195
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,410,050
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	5,826,900
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,010,975
Series 2004B
08/01/20	5.250%	3,000,000	3,558,870
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,979,280
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,078,830
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,584,250
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,448,537
Total			41,809,887
STUDENT LOAN 2.5%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,264,545
Series 2009I
01/01/18	5.125%	1,925,000	2,033,455
Total			7,298,000
TURNPIKE / BRIDGE / TOLL ROAD 1.8%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,512,733
01/01/32	5.000%	2,400,000	2,709,960
Total			5,222,693
WATER & SEWER 5.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,007,440
Series 2012B
08/01/28	5.000%	5,000,000	6,013,800
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,112,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Unrefunded Revenue Bonds
General
Series 2005A (NPFGC)
08/01/17	5.250%	$1,970,000	$2,110,323
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/26	5.000%	365,000	448,943
Series 2014C
07/15/24	5.000%	260,000	326,081
Total			17,018,597
Total Municipal Bonds (Cost: $266,434,584)			$292,012,965

	Shares	Value

Money Market Funds 0.7%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010% (d)	1,927,388	$1,927,388
Total Money Market Funds (Cost: $1,927,388)		$1,927,388
Total Investments
(Cost: $268,361,972) (e)		$293,940,353(f)
Other Assets & Liabilities, Net		2,218,040
Net Assets		$296,158,393

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $8,364,498 or 2.82% of net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(e)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $268,362,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,578,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$25,578,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	292,012,965	—	292,012,965
Money Market Funds	1,927,388	—	—	1,927,388
Total Investments	1,927,388	292,012,965	—	293,940,353

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free New York Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%
DISPOSAL 2.0%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,761,660
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	918,976
04/01/20	5.000%	870,000	983,265
Total			5,663,901
HEALTH SERVICES 1.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/30	5.000%	3,400,000	4,014,108
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/21	5.000%	1,000,000	1,153,840
Total			5,167,948
HIGHER EDUCATION 7.6%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/31	5.000%	500,000	567,970
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/29	5.000%	225,000	269,971
06/01/30	5.000%	300,000	358,017
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/21	5.000%	200,000	239,256
07/01/22	5.000%	220,000	267,582
Dutchess County Local Development Corp. Revenue Bonds Marist College Project Series 2015A
07/01/29	5.000%	1,000,000	1,199,410
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	715,482
09/01/25	5.000%	300,000	354,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project
Series 2014
10/01/34	5.000%	$300,000	$350,244
Revenue Bonds
Hofstra University Project
Series 2013
07/01/28	5.000%	1,170,000	1,371,333
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/30	5.000%	700,000	847,070
New School
Series 2015A
07/01/29	5.000%	450,000	544,338
Pratt Institute
Series 2015A
07/01/34	5.000%	2,000,000	2,310,200
St. John’s University
Series 2015A
07/01/30	5.000%	675,000	816,183
Revenue Bonds
Cornell University
Series 2009A
07/01/25	5.000%	1,000,000	1,131,950
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	563,770
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,663,595
07/01/20	5.750%	2,000,000	2,390,760
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,166,940
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	550,718
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,115,340
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	947,180
07/01/20	0.000%	1,000,000	865,430
Total			21,607,219
HOSPITAL 11.2%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/27	5.000%	400,000	473,708
07/01/28	5.000%	360,000	424,044

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/28	5.000%	$150,000	$174,787
07/01/29	5.000%	175,000	202,708
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/24	5.000%	1,085,000	1,302,315
12/01/25	5.000%	1,115,000	1,331,165
12/01/27	5.000%	1,225,000	1,444,042
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/34	5.000%	300,000	340,056
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/25	5.000%	450,000	552,186
07/01/26	5.000%	350,000	423,703
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,069,779
07/01/20	5.000%	2,815,000	3,242,824
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/32	5.000%	1,250,000	1,426,825
07/01/33	5.000%	675,000	766,199
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/30	5.000%	1,000,000	1,187,540
07/01/31	5.000%	1,000,000	1,184,620
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	3,000,000	3,561,630
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	590,575
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,972,848
Series 2011A
07/01/31	5.000%	2,000,000	2,238,040
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,055,440
Series 2011A
07/01/23	5.125%	1,000,000	1,152,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	$1,350,000	$1,473,741
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	500,000	533,640
12/01/27	5.125%	500,000	530,995
Total			31,656,100
INVESTOR OWNED 1.5%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/29	2.000%	1,500,000	1,529,550
Revenue Bonds
Rochester Gas & Electric Corp.
Series 2004A (NPFGC)
05/15/32	4.750%	2,650,000	2,692,188
Total			4,221,738
LOCAL APPROPRIATION 1.0%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,710,325
LOCAL GENERAL OBLIGATION 11.0%
City of New York
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	2,000,000	2,164,520
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,164,740
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,822,125
Unrefunded Unlimited General Obligation Bonds
Series 2007D
02/01/24	5.000%	630,000	659,144
City of Schenectady Limited General Obligation Refunding Bonds Series 2016 (AGM) (b)
05/15/26	5.000%	1,000,000	1,262,920
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/23	5.000%	405,000	498,786
Limited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	1,000,000	1,232,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Yonkers Limited General Obligation Notes Series 2015A (AGM)
03/15/23	5.000%	$1,250,000	$1,460,825
County of Allegany Limited General Obligation Refunding Bonds Public Improvement Series 2014 (BAM)
09/15/28	5.000%	1,375,000	1,687,840
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A
04/01/25	5.000%	500,000	594,025
County of Nassau
Unlimited General Obligation Improvement Bonds
Series 2010A
04/01/18	4.000%	1,340,000	1,430,651
County of Nassau (b)
Limited General Obligation Refunding Bonds
Series 2016A
01/01/32	5.000%	1,640,000	1,946,762
County of Rockland Limited General Obligation Bonds Series 2014A (AGM)
03/01/24	5.000%	1,450,000	1,752,934
County of Suffolk Unlimited General Obligation Bonds Public Improvement Series 2008B
11/01/19	5.000%	2,315,000	2,559,325
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/31	5.000%	500,000	592,615
School Districts Financing Program
Series 2015B (AGM)
10/01/27	5.000%	2,010,000	2,468,863
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,485,113
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,025,940
Three Village Central School District Brookhaven & Smithtown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/01/18	5.000%	1,000,000	1,095,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B
08/15/23	5.000%	$1,850,000	$2,252,097
Total			31,156,735
MULTI-FAMILY 1.8%
Housing Development Corp. Refunding Revenue Bonds 8 Spruce Street Series 2014E
02/15/48	3.500%	1,000,000	1,039,090
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008A-1
06/01/33	5.000%	1,700,000	1,838,771
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,046,908
07/01/18	5.000%	1,045,000	1,114,148
Total			5,038,917
MUNICIPAL POWER 3.8%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,328,820
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/32	5.000%	765,000	902,134
Series 2009A
04/01/21	5.250%	1,000,000	1,111,970
04/01/22	5.500%	3,000,000	3,351,090
Series 2011A
05/01/21	5.000%	1,000,000	1,179,740
Series 2012B
09/01/26	5.000%	1,510,000	1,769,992
Total			10,643,746
OTHER BOND ISSUE 1.5%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/29	5.000%	545,000	651,166
07/01/31	5.000%	715,000	849,027

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	$2,350,000	$2,722,686
Total			4,222,879
POOL / BOND BANK 6.0%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,237,300
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,334,830
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,382,500
Series 2012B
10/01/26	5.000%	3,000,000	3,565,140
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,310,440
Total			16,830,210
PORTS 2.2%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/30	5.000%	2,000,000	2,437,800
Revenue Bonds
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,876,906
Total			6,314,706
PREP SCHOOL 2.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/26	5.000%	475,000	582,060
07/01/27	5.000%	600,000	732,642
Series 2015
06/01/26	5.000%	225,000	274,030
06/01/28	5.000%	250,000	299,975
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/23	5.000%	2,655,000	2,633,813

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/34	5.000%	$450,000	$517,703
01/01/35	5.000%	590,000	676,783
Total			5,717,006
RECREATION 2.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/29	5.000%	430,000	499,381
Revenue Bonds
YMCA of Greater NY Project
Series 2012
08/01/32	5.000%	500,000	559,330
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/19	5.000%	850,000	881,288
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,381,996
Total			7,321,995
REFUNDED / ESCROWED 8.8%
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	2,091,588
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A Escrowed to Maturity (AGM)
05/01/18	5.000%	1,000,000	1,095,500
New York City Industrial Development Agency Prerefunded 08/01/16 Revenue Bonds YMCA of Greater New York Project Series 2006
08/01/26	5.000%	1,000,000	1,023,710
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,565,280
Prerefunded 07/01/17 Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,395,000	1,483,429

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	$4,000,000	$4,598,240
Prerefunded 11/01/16 Revenue Bonds
Long Island Jewish Obligation Group
Series 2006A
11/01/19	5.000%	1,000,000	1,035,100
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	3,174,900
Onondaga Civic Development Corp. Prerefunded 07/01/19 Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/25	5.000%	500,000	569,840
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (c)
07/01/22	5.250%	355,000	438,060
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,495,380
Prerefunded 05/15/18 Revenue Bonds
General Purpose
Series 2008A
11/15/21	5.000%	2,000,000	2,194,460
Total			24,765,487
RETIREMENT COMMUNITIES 3.3%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/29	5.000%	550,000	617,397
11/15/30	5.000%	650,000	724,588
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	799,548
07/01/27	5.000%	700,000	751,926
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	2,500,000	2,544,925
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/29	5.000%	1,000,000	1,129,580
07/01/34	5.000%	1,000,000	1,111,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/27	6.000%	$1,730,000	$1,736,487
Total			9,416,111
SALES TAX 0.9%
Sales Tax Asset Receivable Corp. Refunding Revenue Bonds Fiscal 2015 Series 2014A
10/15/24	5.000%	2,000,000	2,557,440
SPECIAL NON PROPERTY TAX 9.3%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC)
11/15/18	5.250%	800,000	896,816
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,483,739
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009A-1
05/01/27	5.000%	5,000,000	5,660,450
New York Convention Center Development Corp. Refunding Revenue Bonds Hotel Unit Fee Secured Series 2015
11/15/27	5.000%	4,120,000	5,138,052
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,313,620
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,504,412
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A
04/01/21	5.000%	1,000,000	1,091,630
New York State Thruway Authority Revenue Bonds Transportation Series 2007A
03/15/22	5.000%	1,000,000	1,073,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	$1,740,000	$2,035,783
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,074,883
Total			26,272,815
STATE APPROPRIATED 6.0%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/30	5.250%	1,440,000	1,681,733
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,409,440
Revenue Bonds
Mental Health Services Facility Improvements
Series 2009
02/15/18	5.500%	1,000,000	1,095,060
Schools Program
Series 2000
07/01/20	6.250%	1,045,000	1,050,308
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,220,370
Series 1993A
05/15/19	5.500%	2,500,000	2,778,525
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,428,594
Series 2008C
01/01/22	5.000%	2,000,000	2,201,860
Total			16,865,890
TOBACCO 1.1%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/29	5.000%	3,000,000	3,163,650
TRANSPORTATION 6.2%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	954,330
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,366,002
Series 2007B
11/15/22	5.000%	1,500,000	1,616,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Series 2008C
11/15/23	6.250%	$3,570,000	$4,110,355
Series 2014C
11/15/29	5.000%	3,000,000	3,603,150
Transportation
Series 2010D
11/15/28	5.250%	3,000,000	3,579,270
Series 2014B
11/15/22	5.000%	1,000,000	1,223,200
Total			17,453,277
TURNPIKE / BRIDGE / TOLL ROAD 3.1%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014
01/01/29	5.000%	1,850,000	2,265,843
01/01/32	5.000%	1,000,000	1,197,030
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	1,640,000	1,751,881
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,630,690
Total			8,845,444
WATER & SEWER 1.3%
Buffalo Municipal Water Finance Authority Refunding Revenue Bonds Series 2015A
07/01/28	5.000%	700,000	844,459
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,218,317
Water Service
Series 2008
09/01/28	5.100%	570,000	601,247
Upper Mohawk Valley Regional Water Finance Authority
Refunding Revenue Bonds
Series 2015 (BAM)
04/01/24	5.000%	200,000	247,918
04/01/25	5.000%	175,000	218,421
04/01/26	5.000%	125,000	154,394
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/27	5.000%	145,000	177,038
04/01/28	5.000%	175,000	212,175
Total			3,673,969
Total Municipal Bonds (Cost: $251,757,649)			$271,287,508

	Shares	Value

Money Market Funds 0.5%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	1,533,989	$1,533,989
Total Money Market Funds (Cost: $1,533,989)		$1,533,989
Total Investments
(Cost: $253,291,638) (e)		$272,821,497(f)
Other Assets & Liabilities, Net		10,018,693
Net Assets		$282,840,190

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $5,548,726 or 1.96% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(e)	At January 31, 2016, the cost of securities for federal income tax purposes was approximately $253,292,000 and the approximate aggregate gross unrealized appreciation based on that cost was:

Unrealized Appreciation	$19,529,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$19,529,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CIFG	IXIS Financial Guaranty
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	271,287,508	—	271,287,508
Money Market Funds	1,533,989	—	—	1,533,989
Total Investments	1,533,989	271,287,508	—	272,821,497

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia California Tax-Exempt Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
AIRPORT 4.4%
City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$567,515
07/01/30	5.125%	1,050,000	1,191,477
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,797,400
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,320,730
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,080,290
San Francisco City & County Airports Commission-San Francisco International Airport (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,662,195
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	6,010,360
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,726,960
Total			23,356,927
HEALTH SERVICES 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/39	5.000%	2,000,000	2,272,580
Inland Regional Center Project
Series 2015
06/15/45	5.000%	3,500,000	3,883,985
Total			6,156,565
HIGHER EDUCATION 6.6%
California Educational Facilities Authority
Refunding Revenue Bonds
University of the Pacific
Series 2015
11/01/36	5.000%	2,000,000	2,350,840
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	727,676
10/01/38	5.750%	3,000,000	3,312,900
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,940,950
Series 2015
04/01/40	5.000%	2,500,000	2,885,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Loyola Marymount University
Series 2010A
10/01/40	5.125%	$1,250,000	$1,399,150
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/41	5.000%	4,500,000	4,911,030
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,164,720
Series 2013
10/01/38	5.000%	1,000,000	1,100,120
10/01/42	5.000%	2,360,000	2,571,409
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,318,840
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/43	6.375%	3,000,000	3,332,430
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,459,220
11/01/43	5.875%	1,875,000	1,944,469
Total			35,419,504
HOSPITAL 12.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/40	5.000%	1,700,000	1,936,351
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	8,001,210
Dignity Health
Series 2009A
07/01/39	6.000%	1,000,000	1,149,550
Series 2009E
07/01/25	5.625%	1,125,000	1,298,014
Series 2011A
03/01/41	5.250%	3,000,000	3,364,410
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,370,268
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,718,880
Series 2013A
07/01/37	5.000%	2,000,000	2,317,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Sutter Health Obligation Group
Series 2008A
08/15/30	5.000%	$2,500,000	$2,728,125
Series 2011B
08/15/31	5.875%	1,815,000	2,198,128
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/40	5.000%	2,000,000	2,251,400
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,449,760
NorthBay Healthcare Group
Series 2015
11/01/44	5.000%	900,000	993,861
Unrefunded Certificate of Participation
Community Hospitals of Central California
Series 2007
02/01/37	5.250%	1,465,000	1,507,119
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/35	5.000%	3,850,000	4,545,349
Huntington Memorial Hospital
Series 2014B
07/01/44	5.000%	1,000,000	1,134,310
Revenue Bonds
Dignity Health
Series 2008B
07/01/30	5.500%	1,910,000	2,030,769
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	3,120,000	3,606,002
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,073,470
Series 2009
07/01/39	5.125%	500,000	550,905
Kaiser Permanente
Series 2001C
08/01/31	5.250%	1,100,000	1,123,177
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	3,660,000	3,988,375
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,398,800
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,276,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Kaweah Delta Health Care District Revenue Bonds Series 2015B
06/01/40	5.000%	$1,000,000	$1,149,500
Total			64,162,283
INVESTOR OWNED 0.6%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,156,650
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 1992D AMT
12/01/27	5.000%	2,000,000	2,047,820
Total			3,204,470
LOCAL APPROPRIATION 3.3%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A
05/01/46	5.000%	1,000,000	1,131,190
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	1,990,000	2,101,818
Municipal Improvement Corp. of Los Angeles Revenue Bonds Series 2008B
09/01/38	5.000%	3,000,000	3,268,800
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,704,345
Sacramento City Financing Authority
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/34	5.000%	750,000	890,303
12/01/35	5.000%	1,100,000	1,300,596
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A
03/01/40	5.000%	2,000,000	2,236,580
San Diego Public Facilities Financing Authority Revenue Bonds Capital Improvement Projects Series 2015A
10/15/44	5.000%	1,000,000	1,150,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	$2,000,000	$2,193,240
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	1,775,000	1,879,654
Total			17,856,606
LOCAL GENERAL OBLIGATION 6.6%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC)
02/01/18	6.450%	330,000	344,774
Conejo Valley Unified School District (b)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/29	0.000%	1,650,000	1,008,018
08/01/30	0.000%	1,000,000	575,260
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,591,714
Glendale Unified School District (b)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/31	0.000%	1,900,000	1,049,921
09/01/32	0.000%	1,000,000	519,170
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (b)
08/01/32	0.000%	1,500,000	805,170
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	846,360
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/32	0.000%	5,440,000	3,009,027
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,446,500
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	880,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
08/01/32	5.500%	$2,500,000	$2,932,975
Election of 2012
Series 2013
08/01/30	6.250%	1,095,000	1,324,556
Series 2015A
08/01/40	5.000%	1,000,000	1,128,160
Poway Unified School District Unlimited General Obligation Bonds Improvement District No. 2007-1-A Series 2009 (b)
08/01/30	0.000%	2,295,000	1,435,706
Riverside Community College District Foundation (b)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/30	0.000%	600,000	345,126
08/01/31	0.000%	1,000,000	538,760
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (b)
07/01/20	0.000%	3,460,000	2,943,318
San Diego Unified School District Unlimited General Obligation Bonds Capital Appreciation Bonds Series 2016I (b)
07/01/34	0.000%	5,000,000	2,463,950
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014
08/01/39	5.000%	4,000,000	4,519,720
Sierra Kings Health Care District Unlimited General Obligation Refunding Bonds Series 2015
08/01/37	5.000%	1,500,000	1,679,310
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,043,484
Total			35,431,389
MULTI-FAMILY 2.4%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/50	5.000%	1,250,000	1,371,062
Caritas Affordable Housing
Senior Series 2014
08/15/49	5.250%	3,500,000	3,938,725
Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,108,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	$2,500,000	$2,530,575
Series 2012
05/15/31	5.125%	2,000,000	2,280,060
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,625,025
Total			12,854,017
MUNICIPAL POWER 1.5%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,462,906
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/30	5.000%	1,000,000	1,129,640
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,895,000	2,105,383
Imperial Irrigation District Electric System Refunding Revenue Bonds Series 2011A
11/01/31	6.250%	1,000,000	1,207,480
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,133,320
Total			8,038,729
OTHER BOND ISSUE 1.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,237,090
02/01/38	5.250%	3,050,000	3,288,510
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/40	5.000%	2,000,000	2,226,100
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,686,135
Total			10,437,835
PORTS 2.1%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,619,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT (a)
08/01/44	5.000%	$5,000,000	$5,645,700
Total			11,265,650
PREP SCHOOL 3.2%
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (c)
03/01/45	5.625%	3,000,000	3,078,150
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/44	5.125%	1,000,000	1,077,510
California School Finance Authority (c)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/35	5.000%	3,010,000	3,183,677
07/01/45	5.000%	1,705,000	1,773,813
Green Dot Public School Project
Series 2015A
08/01/35	5.000%	1,510,000	1,637,127
KIPP Los Angeles Projects
Series 2015A
07/01/45	5.000%	1,000,000	1,075,390
River Springs Charter School Project
Series 2015
07/01/46	6.375%	3,000,000	3,065,820
07/01/46	6.375%	420,000	429,215
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,555,823
Total			16,876,525
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,476,510
RECREATION 0.2%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Academy Motion Picture Art Series 2015
11/01/41	5.000%	1,000,000	1,155,390

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 3.7%
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/40	6.000%	$1,000,000	$1,273,100
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	690,000	855,635
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (d)
07/01/22	11.988%	335,000	460,953
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,303,625
Grossmont Healthcare District Prerefunded 07/15/21 Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,523,540
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/20	0.000%	12,000,000	11,481,240
Total			19,898,093
RESOURCE RECOVERY 1.0%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (a)(c)(e)
12/01/32	7.500%	2,745,000	2,558,724
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT (a)(c)
12/01/27	7.000%	2,750,000	2,750,798
Total			5,309,522
RETIREMENT COMMUNITIES 5.0%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,525,578

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/45	5.000%	$3,000,000	$3,483,870
Northern California Presbyterian Homes
Series 2015
07/01/39	5.000%	2,565,000	2,965,037
07/01/44	5.000%	700,000	805,469
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/49	5.375%	1,885,000	1,941,607
American Baptist Homes West
Series 2015
10/01/45	5.000%	3,155,000	3,483,088
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	4,235,000	4,623,392
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,665,480
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,225,260
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,367,750
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,191,542
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/44	5.000%	500,000	570,930
Total			26,849,003
SINGLE FAMILY 0.5%
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	195,000	195,060
Series 2006K AMT
08/01/26	4.625%	2,435,000	2,437,727
02/01/42	5.500%	40,000	40,012
Total			2,672,799
SPECIAL NON PROPERTY TAX 1.1%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,743,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 18.4%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	$1,000,000	$1,018,250
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,655,000	1,896,862
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	775,000	881,795
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	5,692,100
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,469,960
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,774,750
09/01/38	5.000%	625,000	679,213
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/35	5.000%	2,460,000	2,773,256
09/01/36	5.000%	2,435,000	2,736,599
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	80,000	80,258
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/39	5.000%	750,000	837,720
09/01/44	5.000%	1,025,000	1,140,046
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	892,656

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	$1,500,000	$1,695,180
Corona-Norco Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,473,368
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,633,840
Elk Grove Unified School District (b)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,387,018
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,065,890
08/01/36	5.500%	1,000,000	1,072,950
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,328,039
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A
09/01/44	5.000%	5,000,000	5,520,550
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A
09/01/42	5.000%	1,000,000	1,115,130
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,800,481
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,544,712
08/01/40	5.750%	2,000,000	2,389,440
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,501,605

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	$4,780,000	$5,402,738
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (b)
08/01/24	0.000%	2,100,000	1,562,673
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B
09/01/35	5.000%	1,435,000	1,655,775
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,360,000	1,533,618
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,383,136
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	10,000	10,259
San Diego Redevelopment Agency Successor Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (b)
09/01/20	0.000%	3,630,000	3,329,254
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2009C
08/01/29	6.000%	1,035,000	1,172,717
08/01/39	6.500%	2,625,000	3,010,035
Mission Bay South Redevelopment Project
Series 2009D
08/01/29	6.375%	1,000,000	1,141,310
Series 2014A
08/01/43	5.000%	1,000,000	1,112,630
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,154,157
08/01/32	6.500%	500,000	574,620
Series 2011B
08/01/26	6.125%	500,000	602,645
08/01/31	6.250%	2,600,000	3,085,316
08/01/41	6.625%	1,600,000	1,943,776

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	$1,250,000	$1,498,062
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,221,950
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,436,472
09/01/31	5.000%	1,365,000	1,539,256
09/01/33	5.000%	1,000,000	1,117,470
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A
08/01/39	7.000%	2,100,000	2,627,709
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,872,195
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	1,330,000	1,384,823
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,222,540
09/01/32	6.500%	2,000,000	2,438,140
Total			98,434,944
STATE APPROPRIATED 8.2%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/29	5.000%	2,500,000	2,999,025
11/01/37	5.000%	6,825,000	7,893,044
Revenue Bonds
California State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,376,844
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	6,084,810

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Series 2013A
03/01/32	5.000%	$1,500,000	$1,759,215
03/01/38	5.000%	2,500,000	2,870,400
Series 2014B
10/01/39	5.000%	1,000,000	1,162,460
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,972,900
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,982,250
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,255,230
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	3,895,000	4,522,485
Total			43,878,663
STATE GENERAL OBLIGATION 9.9%
State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,289,140
Various Purpose
Series 2009
10/01/29	5.000%	3,000,000	3,430,410
04/01/31	5.750%	2,750,000	3,153,095
04/01/35	6.000%	4,000,000	4,625,600
04/01/38	6.000%	10,500,000	12,120,780
11/01/39	5.500%	4,965,000	5,730,752
Series 2010
03/01/30	5.250%	1,000,000	1,163,290
03/01/33	6.000%	4,000,000	4,792,160
03/01/40	5.500%	4,800,000	5,579,376
Series 2012
04/01/42	5.000%	5,200,000	6,013,124
Unlimited General Obligation Refunding Bonds
Veterans Bond
Series 2015
12/01/30	3.500%	3,000,000	3,128,580
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,009
Total			53,028,316
TURNPIKE / BRIDGE / TOLL ROAD 1.8%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,333,132
Foothill-Eastern Transportation Corridor Agency (b)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,374,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/48	5.750%	$1,500,000	$1,733,490
Riverside County Transportation Commission (b)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/32	0.000%	2,055,000	1,046,694
06/01/33	0.000%	2,940,000	1,422,783
Total			9,910,149
WATER & SEWER 3.0%
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,326,287
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/40	5.000%	3,185,000	3,692,944
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM)
11/15/41	5.000%	2,000,000	2,327,980
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,093,090
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,704,165
05/15/39	5.250%	3,000,000	3,408,330
San Diego Public Facilities Financing Authority Water Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,283,960
Total			15,836,756
Total Municipal Bonds (Cost: $475,257,884)			$529,253,795

		Shares	Value

Money Market Funds 0.4%
Dreyfus General California Municipal Money Market Fund, Class A Shares, 0.010% (f)		1,011,920	$1,011,920
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010% (f)		1,382,401	1,382,401
Total Money Market Funds (Cost: $2,394,321)			$2,394,321
Total Investments
(Cost: $477,652,205) (g)			$531,648,116(h)
Other Assets & Liabilities, Net			4,053,552
Net Assets			$535,701,668

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $19,552,714 or 3.65% of net assets.

(d)	Variable rate security.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $2,558,724, which represents 0.48% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	2,745,000

(f)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(g)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $477,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,234,000
Unrealized Depreciation	(238,000)
Net Unrealized Appreciation	$53,996,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	529,253,795	—	529,253,795
Money Market Funds	2,394,321	—	—	2,394,321
Total Investments	2,394,321	529,253,795	—	531,648,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Unconstrained Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 20.7%
CANADA 1.2%
Canadian Pacific Railway Co.
08/01/45	4.800%	$120,000	$120,340
Cenovus Energy, Inc.
09/15/42	4.450%	20,000	12,795
Rogers Communications, Inc.
03/15/43	4.500%	119,000	112,144
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	23,000	22,899
Total			268,178
NETHERLANDS 1.5%
AerCap Aviation Solutions BV
05/30/17	6.375%	70,000	71,575
Fiat Chrysler Automobiles NV
04/15/20	4.500%	25,000	24,422
LYB International Finance BV
03/15/44	4.875%	125,000	107,472
NXP BV/Funding LLC (a)
06/15/20	4.125%	65,000	64,675
Schaeffler Holding Finance BV PIK (a)
08/15/18	6.875%	63,000	64,732
Total			332,876
UNITED KINGDOM 0.5%
Sky PLC (a)
11/26/22	3.125%	125,000	123,763
UNITED STATES 17.5%
21st Century Fox America, Inc.
09/15/44	4.750%	125,000	118,165
AT&T, Inc.
06/15/45	4.350%	125,000	103,993
Aircastle Ltd.
04/15/17	6.750%	63,000	65,441
Ally Financial, Inc.
11/18/19	3.750%	64,000	62,480
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	62,960
Aramark Services, Inc.
03/15/20	5.750%	65,000	67,439
CCO Safari II LLC (a)
07/23/20	3.579%	24,000	24,135
CIT Group, Inc.
03/15/18	5.250%	61,000	63,020
Cablevision Systems Corp.
09/15/17	8.625%	60,000	62,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
CalAtlantic Group, Inc.
05/15/18	8.375%	$36,000	$39,690
CenturyLink, Inc.
06/15/17	5.150%	65,000	66,657
Columbia Pipeline Group, Inc. (a)
06/01/45	5.800%	139,000	114,364
ConAgra Foods, Inc.
01/25/23	3.200%	134,000	130,115
Constellation Brands, Inc.
11/15/19	3.875%	63,000	64,890
Continental Resources, Inc.
06/01/44	4.900%	158,000	85,572
D.R. Horton, Inc.
02/15/20	4.000%	48,000	48,600
Dollar Tree, Inc. (a)
03/01/20	5.250%	60,000	63,000
Dominion Resources, Inc.
12/01/44	4.700%	125,000	123,689
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	125,000	116,283
Enterprise Products Operating LLC
05/15/46	4.900%	125,000	103,811
Equinix, Inc.
04/01/20	4.875%	65,000	67,437
First Data Corp. (a)
11/01/20	6.750%	69,000	72,622
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	62,000	62,302
HCA, Inc.
10/15/19	4.250%	70,000	71,750
IPALCO Enterprises, Inc.
07/15/20	3.450%	65,000	64,188
Kinder Morgan Energy Partners LP
02/15/18	5.950%	461,000	468,025
03/01/43	5.000%	125,000	90,018
Kraft Heinz Co. (The) (a)
07/15/45	5.200%	125,000	131,462
L-3 Communications Corp.
05/28/24	3.950%	23,000	21,855
Lennar Corp.
11/15/19	4.500%	60,000	61,650
Level 3 Financing, Inc.
06/01/20	7.000%	64,000	67,200
MGM Resorts International
03/01/18	11.375%	55,000	62,975
NRG Energy, Inc.
01/15/18	7.625%	35,000	35,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$63,000	$63,906
PQ Corp. (a)
11/01/18	8.750%	62,000	57,660
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	61,000	63,288
SBA Telecommunications, Inc.
07/15/20	5.750%	61,000	63,288
Scripps Networks Interactive, Inc.
06/15/25	3.950%	125,000	120,544
Sempra Energy
06/15/24	3.550%	125,000	123,850
Service Corp. International
11/15/20	4.500%	65,000	66,381
Silgan Holdings, Inc.
04/01/20	5.000%	64,000	65,200
Spectrum Brands, Inc.
11/15/20	6.375%	61,000	64,508
Sprint Communications, Inc. (a)
11/15/18	9.000%	25,000	25,375
Tempur Sealy International, Inc.
12/15/20	6.875%	60,000	63,150
Tenet Healthcare Corp. (a)(b)
06/15/20	4.012%	33,000	32,423
Toll Brothers Finance Corp.
11/01/19	6.750%	58,000	63,800
Verizon Communications, Inc.
11/01/42	3.850%	220,000	180,495
Wellcare Health Plans, Inc.
11/15/20	5.750%	61,000	62,068
Williams Partners LP
09/15/45	5.100%	125,000	80,968
Total			4,060,292
Total Corporate Bonds & Notes (Cost: $4,957,443)			$4,785,109

Residential Mortgage-Backed Securities - Agency 1.4%
UNITED STATES 1.4%
Federal Home Loan Mortgage Corp. CMO IO Series 311 Class S1 (b)(c)
08/15/43	5.525%	1,571,071	335,790
Total Residential Mortgage-Backed Securities - Agency (Cost: $350,631)			$335,790

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 10.9%
UNITED STATES 10.9%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (a)
03/25/58	5.650%	$341,197		$342,199
COLT LLC Series 2015-A Class A1 (a)(b)
07/27/20	3.427%		593,846	591,470
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A (a)(b)
02/25/54	3.250%		647,370	620,844
Credit Suisse Mortgage Capital Certificates Series 2010-9R Class 1A3 (a)
08/27/37	3.750%		958,133	961,754
Total				2,516,267
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,520,103)				$2,516,267

Asset-Backed Securities - Non-Agency 7.2%
UNITED STATES 7.2%
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%		874,885	864,298
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%		100,000	100,035
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%		711,091	704,093
Total				1,668,426
Total Asset-Backed Securities - Non-Agency (Cost: $1,679,643)				$1,668,426

Inflation-Indexed Bonds(d) 4.3%
ITALY 1.6%
Italy Buoni Poliennali Del Tesoro (a)
09/15/26	3.100%	EUR	269,342	361,985
UNITED STATES 2.7%
U.S. Treasury Inflation-Indexed Bond
02/15/45	0.750%		705,607	634,302
Total Inflation-Indexed Bonds (Cost: $985,017)				$996,287

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations 5.8%
UNITED STATES 5.8%
U.S. Treasury
06/30/20	1.625%	$1,050,000		$1,065,750
05/15/25	2.125%	160,000		162,875
05/15/45	3.000%	122,000		127,862
Total				1,356,487
Total U.S. Treasury Obligations (Cost: $1,335,370)				$1,356,487

Foreign Government Obligations(d) 24.7%
AUSTRALIA 2.1%
Australia Government Bond
10/21/19	2.750%	AUD	550,000	400,458
Australia Government Bond (a)
04/21/25	3.250%	AUD	120,000	89,471
Total				489,929
COLOMBIA 1.7%
Colombia Government International Bond
06/28/27	9.850%	COP	1,141,000,000	387,575
HUNGARY 2.8%
Hungary Government Bond
06/24/25	5.500%	HUF	157,000,000	649,540
MEXICO 12.2%
Mexican Bonos
12/05/24	10.000%	MXN	19,310,000	1,360,783
11/23/34	7.750%	MXN	23,900,000	1,456,665
Total				2,817,448
ROMANIA 4.6%
Romania Government Bond
02/24/25	4.750%	RON	4,110,000	1,073,074
UNITED KINGDOM 1.3%
United Kingdom Gilt (a)
01/22/44	3.250%	GBP	180,000	303,101
Total Foreign Government Obligations (Cost: $6,207,529)				$5,720,667

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 15.9%
UNITED STATES 15.9%
U.S. Treasury Bills
12/08/16	0.370%	$3,690,000	$3,678,358
Total			3,678,358
Total Treasury Bills (Cost: $3,671,392)			$3,678,358

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(e)
	1,645,000	2.15	09/09/16	$4,264
Put - OTC 5-Year Interest Rate Swap(e)
	1,500,000	2.00	12/02/16	9,326
Total Options Purchased Puts (Cost: $43,578)				$13,590

	Shares	Value

Money Market Funds 5.0%
Columbia Short-Term Cash Fund, 0.360% (f)(g)	1,152,475	$1,152,475
Total Money Market Funds (Cost: $1,152,475)		$1,152,475
Total Investments
(Cost: $22,903,181) (h)		$22,223,456(i)
Other Assets & Liabilities, Net		930,133
Net Assets		$23,153,589

At January 31, 2016, cash totaling $638,233 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	02/19/2016	461,769 USD	3,998,000 NOK	—	(1,333)
Barclays	03/02/2016	187,220,000 HUF	648,361 USD	—	(2,809)
Barclays	03/02/2016	51,393,000 MXN	2,781,019 USD	—	(46,993)
BNP Paribus	02/19/2016	2,287,619 USD	3,235,000 CAD	21,610	—
Citi	02/19/2016	2,342,115 USD	1,627,000 GBP	—	(23,757)
Citi	03/02/2016	768,000 AUD	537,383 USD	—	(5,441)
Credit Suisse	03/02/2016	398,000 EUR	430,075 USD	—	(1,363)
Deutsche Bank	03/02/2016	4,591,000 RON	1,094,255 USD	2,360	—
HSBC	02/19/2016	4,990,000 CAD	3,424,329 USD	—	(137,666)
HSBC	02/19/2016	3,517,250 USD	4,990,000 CAD	44,746	—
HSBC	02/19/2016	624,683 USD	48,394,000 RUB	13,722	—
HSBC	03/02/2016	1,310,000,000 COP	394,198 USD	—	(3,833)
HSBC	03/02/2016	2,823 USD	335,000 JPY	—	(55)
Morgan Stanley	02/19/2016	1,059,000 EUR	1,154,013 USD	6,354	—
Morgan Stanley	03/02/2016	2,421 USD	10,000 PLN	29	—
Standard Chartered	02/19/2016	1,185,608 USD	21,928,000 MXN	21,994	—
Standard Chartered	02/19/2016	2,337,341 USD	41,855,000 MXN	—	(32,335)
Standard Chartered	03/02/2016	255,000 GBP	364,610 USD	1,249	—
State Street	02/19/2016	2,483,000 NZD	1,613,109 USD	6,847	—
State Street	02/19/2016	2,692,000 NZD	1,710,174 USD	—	(31,292)
Total				118,911	(286,877)

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$	26	USD	6,447,025	12/2016	21,317	—
90DAY STERLING	62	GBP	10,978,920	12/2016	54,177	—
AUST 10Y BOND	14	AUD	1,282,286	03/2016	7,793	—
EURO BUXL 30Y BND	4	EUR	704,665	03/2016	32,471	—
Euro-BTP	10	EUR	1,515,971	03/2016	22,345	—
LONG GILT	13	GBP	2,228,770	03/2016	6,415	—
US 10YR NOTE (CBT)	15	USD	1,943,672	03/2016	7,585	—
US 5YR NOTE (CBT)	3	USD	362,016	03/2016	6,265	—
Total			25,463,325		158,368	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BUND	(25)	EUR	(4,423,928)	3/2016	—	(122,789)
90DAY EURO$	(146)	USD	(36,065,650)	12/2017	—	(168,561)
Total			(40,489,578)		—	(291,350)

Credit Default Swap Contracts Outstanding at January 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	1,077,000	87,615	(61,151)	(1,197)	25,267	—
Goldman Sachs International	Republic of South Africa	12/20/2020	1.000	1,090,000	117,500	(67,879)	(1,211)	48,410	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	1,100,000	86,774	(91,681)	(1,222)	—	(6,129)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	1,140,000	3,395	—	(6,333)	—	(2,938)
Total								73,677	(9,067)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	250,000	(22,776)	15,563	104	—	(7,109)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	150,000	(19,665)	18,189	63	—	(1,413)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	800,000	(104,875)	103,991	—	—	(884)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.015%	9,040,000	(59,828)	—	10,044	—	(49,784)
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 24	12/20/2020	5.000	3.710%	1,770,000	(39,744)	—	10,652	—	(29,092)
Total									—	(88,282)

*Centrally cleared swap contract

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	610,000	—	—	(34,718)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.049	11/13/2045	USD	350,000	—	—	(19,530)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.577	09/15/2020	USD	6,992,000	(29)	—	(140,970)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.905	09/15/2022	USD	4,363,000	(25)	—	(137,575)
Total								—	(332,793)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $5,852,643 or 25.28% of net assets.

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Purchased swaption contracts outstanding at January 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	1,645,000	22,578	4,264
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	1,500,000	21,000	9,326
Total							43,578	13,590

(f)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,940,465	5,615,012	(8,403,002)	1,152,475	2,171	1,152,475

(h)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $22,903,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$91,000
Unrealized Depreciation	(771,000)
Net Unrealized Depreciation	$(680,000)

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	4,785,109	—	4,785,109
Residential Mortgage-Backed Securities - Agency	—	335,790	—	335,790
Residential Mortgage-Backed Securities - Non-Agency	—	1,924,797	591,470	2,516,267
Asset-Backed Securities - Non-Agency	—	704,093	964,333	1,668,426
Inflation-Indexed Bonds	—	996,287	—	996,287
U.S. Treasury Obligations	1,356,487	—	—	1,356,487
Foreign Government Obligations	—	5,720,667	—	5,720,667
Treasury Bills	3,678,358	—	—	3,678,358
Options Purchased Puts	—	13,590	—	13,590
Money Market Funds	—	1,152,475	—	1,152,475
Total Investments	5,034,845	15,632,808	1,555,803	22,223,456

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	118,911	—	118,911
Futures Contracts	158,368	—	—	158,368
Swap Contracts	—	73,677	—	73,677
Liabilities
Forward Foreign Currency Exchange Contracts	—	(286,877)	—	(286,877)
Futures Contracts	(291,350)	—	—	(291,350)
Swap Contracts	—	(430,142)	—	(430,142)
Total	4,901,863	15,108,377	1,555,803	21,566,043

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of October 31, 2015	683,944	927,636	1,611,580
Increase (decrease) in accrued discounts/premiums	-	-	-
Realized gain (loss)	-	40	40
Change in unrealized appreciation (depreciation)(a)	1,956	209	2,165
Sales	(94,430)	(63,544)	(157,974)
Purchases	-	99,992	99,992
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of January 31, 2016	591,470	964,333	1,555,803

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was $2,165, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $1,956, and Asset-Backed Securities — Non-Agency of $209.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIR TRANSPORTATION 2.3%
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT (a)
07/01/28	5.000%	$2,000,000	$2,166,860
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,331,780
Total			4,498,640
HEALTH SERVICES 0.9%
New York State Dormitory Authority Refunding Revenue Bonds Icahn School of Medicine at Mount Sinai Series 2015
07/01/40	5.000%	1,500,000	1,722,045

HIGHER EDUCATION 10.8%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/33	5.000%	125,000	141,581
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A
06/01/43	5.000%	1,000,000	1,127,670
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	801,448
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	348,572
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,298,766
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015A
07/01/50	5.000%	1,500,000	1,685,625
Pratt Institute
Series 2015A
07/01/44	5.000%	1,000,000	1,122,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
St. John’s University
Series 2015A
07/01/37	5.000%	$1,000,000	$1,157,740
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,095,630
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,020,120
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,658,415
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,107,420
St. John’s University
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,560,619
Series 2012A
07/01/27	5.000%	240,000	281,218
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,168,820
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	560,640
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,713,615
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A
05/01/35	5.000%	500,000	545,890
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	790,965
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,051,380
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,117,110
Total			21,355,774

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 13.1%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015
07/01/40	5.000%	$1,000,000	$1,130,630
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/29	5.000%	225,000	260,624
07/01/30	5.000%	180,000	207,409
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/44	5.000%	1,000,000	1,116,300
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,525,567
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,373,600
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	858,488
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/36	5.000%	1,000,000	1,159,960
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/37	5.000%	2,000,000	2,308,860
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,601,872
Series 2011A
07/01/41	5.000%	2,000,000	2,204,020
New York Hospital Medical Center Queens
Series 2007 (FHA)
02/15/37	4.750%	975,000	1,009,262
New York University Hospital Center
Series 2011A
07/01/31	5.750%	800,000	925,248
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	900,000	982,494
University of Rochester
Series 2009A
07/01/39	5.125%	1,000,000	1,124,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	$500,000	$530,305
Suffolk County Economic Development Corp. Unrefunded Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	2,990,000	3,362,763
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	1,850,000	2,124,669
Total			25,806,841
HUMAN SERVICE PROVIDER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,050,470
INDEPENDENT POWER 0.4%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	780,000	780,211
INVESTOR OWNED 1.8%
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,008,640
New York State Energy Research & Development Authority (b)
Revenue Bonds
Series 1993
04/01/20	12.001%	1,500,000	1,502,640
Total			3,511,280
LOCAL APPROPRIATION 1.2%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998 (c)
08/01/19	0.000%	1,200,000	1,152,504

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	$1,000,000	$1,158,780
Total			2,311,284
LOCAL GENERAL OBLIGATION 4.4%
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,696,425
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/31	5.000%	500,000	603,750
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,906,625
County of Erie Limited General Obligation Bonds Public Improvement Series 2015A
09/15/28	5.000%	275,000	334,485
County of Nassau Limited General Obligation Refunding Bonds Series 2016A (d)
01/01/38	5.000%	1,000,000	1,156,190
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,159,519
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,201,510
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	621,415
Total			8,679,919
MULTI-FAMILY 2.1%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	178,497
Series 2009C-1
11/01/34	5.500%	500,000	545,565

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Series 2009M
11/01/45	5.150%	$1,250,000	$1,303,088
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,183,262
Total			4,210,412
MUNICIPAL POWER 4.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,135,020
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/23	5.000%	735,000	899,566
09/01/26	5.000%	1,030,000	1,259,783
09/01/45	5.000%	1,380,000	1,575,118
Series 2009A
04/01/23	5.000%	750,000	821,370
Series 2012A
09/01/37	5.000%	2,000,000	2,234,940
Total			7,925,797
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	620,000	629,027
OTHER INDUSTRIAL DEVELOPMENT BOND 2.6%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	2,000,000	2,554,220
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,545,020
Total			5,099,240
POOL / BOND BANK 1.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,134,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
New York State Environmental Facilities Corp. Revenue Bonds Series 2009A
06/15/34	5.000%	$2,000,000	$2,262,060
Total			3,396,650
PORTS 5.9%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,512,840
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,785,882
Port Authority of New York & New Jersey (a)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/35	5.000%	3,135,000	3,659,674
Consolidated 186th
Series 2014 AMT
10/15/44	5.000%	1,000,000	1,128,550
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,008,080
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	523,035
Total			11,618,061
PREP SCHOOL 2.8%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/33	5.000%	500,000	584,455
06/01/35	5.000%	700,000	812,028
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/33	5.000%	1,000,000	1,068,190
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,482,060
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	893,228
Rensselaer County Industrial Development Agency Refunding Revenue Bonds Emma Willard School Project Series 2015A
01/01/36	5.000%	500,000	568,945
Total			5,408,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION 3.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/40	5.000%	$900,000	$1,016,910
Revenue Bonds
YMCA of Greater NY Project
Series 2012
08/01/32	5.000%	500,000	559,330
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	516,430
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/49	7.000%	250,000	292,845
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/41	5.000%	2,000,000	2,297,300
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	822,427
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	837,675
Total			6,342,917
REFUNDED / ESCROWED 7.5%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	1,000,000	1,081,410
Long Island Power Authority Prerefunded 05/01/19 Revenue Bonds Series 2008A
05/01/33	6.000%	1,000,000	1,162,900
Nassau County Interim Finance Authority Prerefunded 05/15/19 Revenue Bonds Sales Tax Secured Series 2009
11/15/24	5.000%	235,000	267,089
New York State Dormitory Authority
Prerefunded 01/01/17 Revenue Bonds
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,041,630
Prerefunded 05/01/17 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,056,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	$2,000,000	$2,298,660
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/24	5.250%	590,000	622,338
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,123,970
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,136,980
Prerefunded 08/15/16 Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,024,000
Onondaga Civic Development Corp. Prerefunded 07/01/19 Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,143,880
Suffolk County Economic Development Corp. Prerefunded 07/01/21 Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	510,000	612,327
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,245,842
Total			14,817,316
RESOURCE RECOVERY 1.4%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(e)
01/01/35	5.000%	750,000	809,820
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (a)
01/01/24	5.250%	2,000,000	1,970,660
Total			2,780,480
RETIREMENT COMMUNITIES 4.2%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,072,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	$1,225,000	$1,354,421
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,358,990
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	1,966,590
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A (b)(e)
09/15/44	0.000%	1,100,000	828,520
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,750,000	1,751,085
Total			8,331,916
SALES TAX —%
Nassau County Interim Finance Authority Unrefunded Revenue Bonds Sales Tax Secured Series 2009
11/15/24	5.000%	15,000	16,869
SPECIAL NON PROPERTY TAX 6.0%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	784,903
Series 2009B
11/15/34	5.000%	1,000,000	1,136,250
Metropolitan Transportation Authority (c)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,487,875
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,125,360
Series 2009S-5
01/15/32	5.000%	1,000,000	1,105,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
New York City Transitional Finance Authority Future Tax Secured Unrefunded Revenue Bonds Future Tax Secured Subordinated Series 2007
11/01/26	5.000%	$345,000	$363,268
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B
11/01/30	5.000%	500,000	599,985
New York Convention Center Development Corp. Refunding Revenue Bonds Hotel Unit Fee Secured Series 2015
11/15/45	5.000%	1,500,000	1,739,100
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	573,680
Series 2009A
03/15/28	5.000%	1,545,000	1,736,703
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1
04/01/29	5.000%	1,000,000	1,119,430
Total			11,772,244
STATE APPROPRIATED 2.9%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,164,600
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,340,120
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,074,301
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,066,350
Total			5,645,371
STUDENT LOAN —%
State of New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	80,222

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOBACCO 0.5%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/34	5.000%	$1,000,000	$1,054,940
TRANSPORTATION 7.6%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/33	5.000%	2,500,000	2,984,750
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,570,188
Series 2011D
11/15/36	5.000%	1,000,000	1,170,130
Series 2012E
11/15/31	5.000%	2,000,000	2,386,900
Transportation
Series 2010D
11/15/34	5.000%	1,350,000	1,575,180
Series 2014B
11/15/44	5.000%	2,000,000	2,269,900
Series 2015B
11/15/40	5.000%	1,675,000	1,937,539
Transportation Program
Subordinated Series 2015A-1
11/15/45	5.000%	1,000,000	1,148,880
Total			15,043,467
TURNPIKE / BRIDGE / TOLL ROAD 4.7%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/32	5.000%	2,000,000	2,335,920
Series 2014J
01/01/41	5.000%	3,000,000	3,399,870
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2016A
11/15/41	5.000%	3,000,000	3,560,040
Total			9,295,830
WATER & SEWER 5.2%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	738,714

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015
06/15/46	5.000%	$1,000,000	$1,159,740
Series 2011AA
06/15/44	5.000%	1,000,000	1,149,820
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,113,060
Series 2008CC
06/15/34	5.000%	3,500,000	3,828,055
Series 2009EE
06/15/40	5.250%	500,000	566,265
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,172,800
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	535,000	559,717
Total			10,288,171
Total Municipal Bonds (Cost: $176,750,862)			$193,474,300

	Shares	Value

Money Market Funds 1.8%
Dreyfus New York Municipal Cash Management, Institutional Shares, 0.010% (f)	1,004,890	$1,004,890
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010% (f)	2,521,799	2,521,799
Total Money Market Funds (Cost: $3,526,689)		$3,526,689
Total Investments
(Cost: $180,277,551) (g)		$197,000,989(h)
Other Assets & Liabilities, Net		330,127
Net Assets		$197,331,116

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $1,638,340 or 0.83% of net assets.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(g)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $180,278,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,784,000
Unrealized Depreciation	(61,000)
Net Unrealized Appreciation	$16,723,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	193,474,300	—	193,474,300
Money Market Funds	3,526,689	—	—	3,526,689
Total Investments	3,526,689	193,474,300	—	197,000,989

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Income Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 48.1%
Aerospace & Defense 0.5%
ADS Tactical, Inc. (b)
04/01/18	11.000%		$1,084,000	$1,100,260
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%		378,000	390,285
L-3 Communications Corp.
05/28/24	3.950%		2,020,000	1,919,471
Northrop Grumman Corp.
08/01/23	3.250%		2,744,000	2,796,803
TransDigm, Inc.
07/15/22	6.000%		2,425,000	2,376,500
07/15/24	6.500%		3,662,000	3,579,605
TransDigm, Inc. (b)
05/15/25	6.500%		854,000	820,907
Total				12,983,831
Automotive 0.2%
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%		1,349,000	1,406,333
ZF North America Capital, Inc. (b)
04/29/22	4.500%		1,053,000	1,014,829
04/29/25	4.750%		2,029,000	1,902,187
Total				4,323,349
Banking 1.1%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,295,000	1,293,057
Ally Financial, Inc.
02/13/22	4.125%		2,766,000	2,696,850
05/19/22	4.625%		3,127,000	3,127,000
09/30/24	5.125%		1,750,000	1,774,062
03/30/25	4.625%		1,358,000	1,320,655
11/01/31	8.000%		3,518,000	3,957,750
Subordinated
11/20/25	5.750%		885,000	882,788
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%		1,600,000	1,603,242
Banco de Credito del Peru Subordinated (b)(c)
10/15/22	7.170%	PEN	2,000,000	522,631
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	907,200
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	925,000
Lloyds Banking Group PLC Junior Subordinated (b)(c)
12/31/49	6.657%		230,000	256,450
Popular, Inc.
07/01/19	7.000%		714,000	664,913

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	$3,135,000	$3,147,226
Synovus Financial Corp.
02/15/19	7.875%	3,705,000	4,056,975
Total			27,135,799
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	1,763,000	1,855,558
09/15/23	4.625%	1,153,000	1,135,705
National Financial Partners Corp. (b)
07/15/21	9.000%	462,000	415,800
Total			3,407,063
Building Materials 1.0%
Allegion PLC
09/15/23	5.875%	685,000	707,263
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,646,000	1,711,840
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	2,031,000	2,069,081
12/15/23	5.750%	3,171,000	3,230,456
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	2,060,000	2,124,375
Cemex SAB de CV (b)
01/15/21	7.250%	2,453,000	2,332,803
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	724,808
HD Supply, Inc.
07/15/20	7.500%	2,000,000	2,080,000
07/15/20	11.500%	1,340,000	1,477,350
HD Supply, Inc. (b)
12/15/21	5.250%	2,390,000	2,458,712
Nortek, Inc.
04/15/21	8.500%	3,462,000	3,574,515
RSI Home Products, Inc. (b)
03/15/23	6.500%	921,000	946,327
Union Andina de Cementos SAA (b)
10/30/21	5.875%	1,300,000	1,250,600
Total			24,688,130
Cable and Satellite 3.4%
Altice US Finance I Corp. (b)
07/15/23	5.375%	4,057,000	4,077,285
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,306,000	1,322,325
01/15/24	5.750%	1,479,000	1,521,521
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,716,000	2,716,000
05/01/25	5.375%	1,568,000	1,552,320
05/01/27	5.875%	766,000	754,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
CCOH Safari LLC (b)
02/15/26	5.750%	$3,586,000	$3,565,811
CSC Holdings LLC
11/15/21	6.750%	2,247,000	2,218,913
06/01/24	5.250%	1,342,000	1,184,315
Cable One, Inc. (b)
06/15/22	5.750%	735,000	742,350
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	1,490,000	1,439,713
12/15/21	5.125%	1,569,000	1,412,100
07/15/25	7.750%	942,000	861,930
DISH DBS Corp.
06/01/21	6.750%	4,868,000	4,965,360
07/15/22	5.875%	1,382,000	1,300,808
11/15/24	5.875%	4,135,000	3,685,319
DigitalGlobe, Inc. (b)
02/01/21	5.250%	2,097,000	1,834,875
Hughes Satellite Systems Corp.
06/15/19	6.500%	3,995,000	4,374,525
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	358,463
04/01/21	7.500%	2,964,000	2,534,220
08/01/23	5.500%	2,833,000	2,259,317
NBCUniversal Media LLC
01/15/43	4.450%	990,000	973,245
Neptune Finco Corp. (b)
01/15/23	10.125%	828,000	875,610
10/15/25	6.625%	6,387,000	6,586,594
10/15/25	10.875%	2,508,000	2,661,615
Quebecor Media, Inc.
01/15/23	5.750%	4,930,000	4,960,812
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	1,799,000	1,790,005
Time Warner Cable, Inc.
09/15/42	4.500%	158,000	125,733
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	3,896,000	3,740,160
Unitymedia GmbH (b)
01/15/25	6.125%	2,311,000	2,346,127
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/23	5.500%	1,750,000	1,802,500
01/15/25	5.000%	2,701,000	2,694,247
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	8,632,000	8,545,680
Total			81,784,308
Chemicals 1.5%
Angus Chemical Co. (b)
02/15/23	8.750%	1,488,000	1,408,020
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	2,338,000	2,443,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Celanese U.S. Holdings LLC
06/15/21	5.875%	$1,724,000	$1,827,440
Chemours Co. LLC (The) (b)
05/15/23	6.625%	1,976,000	1,210,300
05/15/25	7.000%	2,910,000	1,775,100
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	1,324,000	1,151,880
Huntsman International LLC
11/15/20	4.875%	2,071,000	1,838,012
INEOS Group Holdings SA (b)
08/15/18	6.125%	318,000	317,603
02/15/19	5.875%	2,138,000	2,079,205
LYB International Finance BV
03/15/44	4.875%	4,790,000	4,118,327
Mexichem SAB de CV (b)
09/17/44	5.875%	1,200,000	975,000
NOVA Chemicals Corp. (b)
05/01/25	5.000%	3,813,000	3,574,687
PQ Corp. (b)
11/01/18	8.750%	11,024,000	10,252,320
Platform Specialty Products Corp. (b)
05/01/21	10.375%	885,000	825,263
02/01/22	6.500%	1,023,000	803,055
Total			34,599,422
Construction Machinery 0.2%
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,045,450
04/15/22	7.625%	2,545,000	2,618,169
Total			3,663,619
Consumer Cyclical Services 0.9%
ADT Corp. (The)
07/15/22	3.500%	2,428,000	2,191,270
06/15/23	4.125%	1,050,000	966,000
APX Group, Inc.
12/01/19	6.375%	7,193,000	6,878,306
12/01/20	8.750%	3,045,000	2,443,612
IHS, Inc.
11/01/22	5.000%	2,302,000	2,302,000
Interval Acquisition Corp. (b)
04/15/23	5.625%	3,535,000	3,517,325
Monitronics International, Inc.
04/01/20	9.125%	2,935,000	2,325,988
Total			20,624,501
Consumer Products 0.7%
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	1,598,000	1,669,910
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	4,275,000	4,376,531

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
Spectrum Brands, Inc.
11/15/20	6.375%		$2,086,000	$2,205,945
11/15/22	6.625%		2,055,000	2,188,575
Spectrum Brands, Inc. (b)
07/15/25	5.750%		1,409,000	1,444,225
Springs Industries, Inc.
06/01/21	6.250%		2,499,000	2,480,258
Tempur Sealy International, Inc.
12/15/20	6.875%		488,000	513,620
Tempur Sealy International, Inc. (b)
10/15/23	5.625%		2,121,000	2,163,420
Total				17,042,484
Diversified Manufacturing 0.2%
Amsted Industries, Inc. (b)
03/15/22	5.000%		898,000	889,020
09/15/24	5.375%		1,025,000	1,004,500
Entegris, Inc. (b)
04/01/22	6.000%		1,983,000	2,012,745
Total				3,906,265
Electric 2.8%
AES Corp. (The)
07/01/21	7.375%		3,126,000	3,219,780
Calpine Corp.
01/15/23	5.375%		1,893,000	1,722,630
Calpine Corp. (b)
01/15/22	6.000%		690,000	714,150
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	2,313,000	555,726
Dominion Resources, Inc.
12/01/44	4.700%		11,340,000	11,221,032
Duke Energy Corp.
08/15/22	3.050%		5,280,000	5,262,344
10/15/23	3.950%		7,536,000	7,812,662
NRG Energy, Inc.
07/15/22	6.250%		4,383,000	3,615,975
05/01/24	6.250%		88,000	70,180
NRG Yield Operating LLC
08/15/24	5.375%		4,650,000	3,906,000
PPL Capital Funding, Inc.
06/01/23	3.400%		10,255,000	10,313,894
03/15/24	3.950%		7,050,000	7,310,836
Pacific Gas & Electric Co.
02/15/44	4.750%		4,800,000	5,129,198
Progress Energy, Inc.
04/01/22	3.150%		5,994,000	6,030,659
Talen Energy Supply LLC
06/01/25	6.500%		1,521,000	1,034,280
Total				67,919,346
Finance Companies 1.8%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%		1,239,000	1,220,415

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
05/15/21	4.500%	$10,271,000	$10,065,580
10/01/21	5.000%	1,114,000	1,114,000
Aircastle Ltd.
02/15/22	5.500%	862,000	857,690
International Lease Finance Corp.
12/15/20	8.250%	33,000	37,620
01/15/22	8.625%	2,266,000	2,656,885
Navient Corp.
01/15/19	5.500%	1,999,000	1,874,063
03/25/20	8.000%	2,845,000	2,802,325
10/26/20	5.000%	507,000	438,555
01/25/22	7.250%	1,039,000	924,710
03/25/24	6.125%	1,599,000	1,313,179
10/25/24	5.875%	3,355,000	2,658,837
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	1,032,000	1,016,520
12/15/21	7.250%	3,495,000	3,460,050
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	4,756,000	4,530,090
Quicken Loans, Inc. (b)
05/01/25	5.750%	2,274,000	2,134,717
Springleaf Finance Corp.
12/15/17	6.900%	1,928,000	1,966,560
10/01/21	7.750%	452,000	424,880
10/01/23	8.250%	1,220,000	1,146,800
iStar, Inc.
07/01/19	5.000%	2,515,000	2,364,100
Total			43,007,576
Food and Beverage 2.6%
Aramark Services, Inc. (b)
01/15/24	5.125%	799,000	824,968
B&G Foods, Inc.
06/01/21	4.625%	2,232,000	2,226,420
ConAgra Foods, Inc.
09/15/22	3.250%	5,750,000	5,690,602
01/25/23	3.200%	6,577,000	6,386,300
Constellation Brands, Inc.
11/15/19	3.875%	522,000	537,660
05/01/23	4.250%	1,487,000	1,522,316
11/15/24	4.750%	2,715,000	2,833,781
12/01/25	4.750%	229,000	236,443
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	370,705
Diamond Foods, Inc. (b)
03/15/19	7.000%	2,014,000	2,084,490
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	9,910,000	8,411,172
Heineken NV (b)
04/01/22	3.400%	4,300,000	4,456,584
Kraft Heinz Co. (The) (b)
07/15/45	5.200%	3,685,000	3,875,489

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
MHP SA (b)
04/02/20	8.250%	$3,609,000	$3,094,717
Molson Coors Brewing Co.
05/01/42	5.000%	8,315,000	7,942,039
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	271,000	280,485
Post Holdings, Inc.
02/15/22	7.375%	391,000	412,016
Post Holdings, Inc. (b)
12/15/22	6.000%	1,316,000	1,306,130
03/15/24	7.750%	2,370,000	2,524,050
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	5,058,218
Treehouse Foods, Inc. (b)
02/15/24	6.000%	410,000	421,788
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,988,000	2,112,250
Total			62,608,623
Gaming 1.3%
Boyd Gaming Corp.
05/15/23	6.875%	980,000	994,700
International Game Technology PLC (b)
02/15/22	6.250%	1,963,000	1,889,388
02/15/25	6.500%	1,472,000	1,317,440
MGM Resorts International
03/01/18	11.375%	3,045,000	3,486,525
10/01/20	6.750%	444,000	461,760
12/15/21	6.625%	4,363,000	4,482,982
Penn National Gaming, Inc.
11/01/21	5.875%	838,000	810,765
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,806,000	1,914,360
Scientific Games International, Inc.
12/01/22	10.000%	5,023,000	3,490,985
Scientific Games International, Inc. (b)
01/01/22	7.000%	5,766,000	5,420,040
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	1,145,000	1,162,175
10/01/20	7.804%	1,695,000	1,800,785
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	3,303,000	2,980,957
Tunica-Biloxi Gaming Authority (b)(d)
05/15/16	0.000%	2,397,000	1,180,523
Total			31,393,385
Health Care 2.8%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	484,700
Alere, Inc. (b)
07/01/23	6.375%	1,171,000	1,106,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Amsurg Corp.
07/15/22	5.625%	$1,400,000	$1,405,250
CHS/Community Health Systems, Inc.
08/01/21	5.125%	3,414,000	3,388,395
02/01/22	6.875%	3,485,000	3,153,925
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	1,039,000	924,710
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	1,750,000	1,759,844
05/01/25	5.000%	2,769,000	2,724,004
Emdeon, Inc.
12/31/19	11.000%	2,635,000	2,746,987
Emdeon, Inc. (b)
02/15/21	6.000%	992,000	922,560
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	332,000	365,200
07/31/19	5.625%	813,000	880,073
01/31/22	5.875%	1,960,000	2,121,700
10/15/24	4.750%	1,465,000	1,472,325
HCA, Inc.
02/15/20	6.500%	2,296,000	2,531,340
02/15/22	7.500%	3,328,000	3,694,080
02/01/25	5.375%	6,629,000	6,703,576
04/15/25	5.250%	4,188,000	4,292,700
HealthSouth Corp. (b)
11/01/24	5.750%	597,000	589,293
09/15/25	5.750%	1,050,000	1,018,290
Hologic, Inc. (b)
07/15/22	5.250%	1,697,000	1,756,395
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	1,262,000	1,224,140
LifePoint Health, Inc.
12/01/21	5.500%	2,289,000	2,323,335
MEDNAX, Inc. (b)
12/01/23	5.250%	1,078,000	1,104,950
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	2,713,000	2,719,782
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	2,051,000	1,961,269
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	720,000	694,800
Tenet Healthcare Corp.
10/01/20	6.000%	1,506,000	1,592,595
04/01/21	4.500%	4,045,000	3,964,100
04/01/22	8.125%	6,044,000	6,059,110
06/15/23	6.750%	409,000	378,325
Total			66,064,348
Healthcare Insurance 0.4%
Centene Corp.
05/15/22	4.750%	1,691,000	1,623,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare Insurance (continued)
Centene Escrow Corp. (b)(e)
02/15/21	5.625%	$1,547,000	$1,574,073
02/15/24	6.125%	2,271,000	2,333,452
Molina Healthcare, Inc. (b)
11/15/22	5.375%	3,618,000	3,608,955
Total			9,139,840
Home Construction 0.4%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,361,000	2,449,537
D.R. Horton, Inc.
09/15/22	4.375%	2,450,000	2,437,750
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,523,182
04/15/20	7.150%	588,000	612,990
04/01/22	7.000%	1,368,000	1,402,200
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	49,000	46,060
04/15/23	5.875%	1,265,000	1,182,775
03/01/24	5.625%	695,000	630,713
Total			10,285,207
Independent Energy 2.8%
Antero Resources Corp.
12/01/22	5.125%	1,920,000	1,617,600
Canadian Natural Resources Ltd.
04/15/24	3.800%	3,760,000	2,972,126
03/15/38	6.250%	160,000	116,335
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	3,810,000	3,494,323
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	4,723,000	3,300,196
Concho Resources, Inc.
04/01/23	5.500%	7,162,000	6,495,862
Continental Resources, Inc.
09/15/22	5.000%	5,978,000	4,199,545
06/01/24	3.800%	834,000	538,866
06/01/44	4.900%	5,868,000	3,178,085
CrownRock LP/Finance, Inc. (b)
04/15/21	7.125%	1,276,000	1,129,260
02/15/23	7.750%	3,887,000	3,459,430
Diamondback Energy, Inc.
10/01/21	7.625%	3,084,000	3,068,580
EnCana Corp.
11/15/41	5.150%	3,000,000	1,703,019
Kosmos Energy Ltd. (b)
08/01/21	7.875%	1,150,000	853,875
08/01/21	7.875%	1,008,000	748,440
Laredo Petroleum, Inc.
01/15/22	5.625%	2,517,000	1,787,070
05/01/22	7.375%	2,834,000	2,104,245
03/15/23	6.250%	6,647,000	4,785,840
Marathon Oil Corp.
06/01/45	5.200%	5,000,000	3,079,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	$4,487,000	$4,307,520
RSP Permian, Inc.
10/01/22	6.625%	3,790,000	3,373,100
RSP Permian, Inc. (b)
10/01/22	6.625%	825,000	734,250
SM Energy Co.
06/01/25	5.625%	488,000	261,080
Whiting Petroleum Corp.
03/15/21	5.750%	2,586,000	1,622,715
04/01/23	6.250%	2,301,000	1,438,125
Woodside Finance Ltd. (b)
03/05/25	3.650%	4,710,000	4,117,854
Zhaikmunai LLP (b)
11/13/19	7.125%	1,754,000	1,284,384
Total			65,771,670
Integrated Energy 0.1%
Cenovus Energy, Inc.
09/15/42	4.450%	3,943,000	2,522,629

Leisure 0.1%
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	1,317,000	1,244,565

Life Insurance 0.5%
Five Corners Funding Trust (b)
11/15/23	4.419%	11,076,000	11,549,167

Lodging 0.5%
Choice Hotels International, Inc.
07/01/22	5.750%	1,549,000	1,634,195
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	3,290,000	3,388,700
Playa Resorts Holding BV (b)
08/15/20	8.000%	4,531,000	4,621,620
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	1,428,000	1,422,645
Total			11,067,160
Media and Entertainment 3.1%
21st Century Fox America, Inc.
09/15/44	4.750%	6,200,000	5,860,978
AMC Networks, Inc.
12/15/22	4.750%	4,908,000	4,883,460
Activision Blizzard, Inc. (b)
09/15/21	5.625%	5,679,000	5,962,950
09/15/23	6.125%	647,000	692,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Lamar Media Corp.
01/15/24	5.375%	$828,000	$844,560
Lamar Media Corp. (b)
02/01/26	5.750%	584,000	601,520
MDC Partners, Inc. (b)
04/01/20	6.750%	5,671,000	5,621,379
Netflix, Inc.
03/01/24	5.750%	1,675,000	1,721,062
Netflix, Inc. (b)
02/15/22	5.500%	1,686,000	1,736,580
02/15/25	5.875%	6,568,000	6,773,250
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	724,000	743,910
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	922,000	930,068
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	1,931,000	1,974,447
02/15/24	5.625%	1,738,000	1,777,105
03/15/25	5.875%	3,510,000	3,553,875
Scripps Networks Interactive, Inc.
11/15/24	3.900%	7,335,000	7,107,116
06/15/25	3.950%	1,056,000	1,018,358
Sky PLC (b)
11/26/22	3.125%	11,570,000	11,455,457
TEGNA, Inc.
10/15/19	5.125%	755,000	790,863
TEGNA, Inc. (b)
09/15/21	4.875%	655,000	658,275
Thomson Reuters Corp.
05/23/43	4.500%	975,000	832,720
Univision Communications, Inc. (b)
05/15/23	5.125%	5,009,000	4,858,730
02/15/25	5.125%	4,269,000	4,044,877
Total			74,443,830
Metals 0.1%
ArcelorMittal (c)
03/01/21	6.500%	866,000	703,625
02/25/22	7.250%	2,352,000	1,905,120
Total			2,608,745
Midstream 4.6%
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	2,191,000	1,802,669
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	1,077,000	654,278
Energy Transfer Equity LP
06/01/27	5.500%	4,401,000	3,124,710
Enterprise Products Operating LLC
02/15/45	5.100%	10,440,000	8,686,049
Kinder Morgan Energy Partners LP
02/15/23	3.450%	16,301,000	13,565,855
11/01/42	4.700%	6,706,000	4,688,051
03/01/43	5.000%	10,453,000	7,527,655

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
MPLX LP (b)
02/15/23	5.500%	$2,894,000	$2,404,972
07/15/23	4.500%	2,196,000	1,719,622
12/01/24	4.875%	3,599,000	2,808,944
06/01/25	4.875%	2,790,000	2,179,124
Northwest Pipeline LLC
04/15/17	5.950%	500,000	492,451
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	2,372,000	2,070,445
10/15/23	3.850%	11,422,000	9,572,698
10/15/25	4.650%	3,375,000	2,887,977
06/15/44	4.700%	18,390,000	12,435,943
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,589,027
Sabine Pass Liquefaction LLC
03/01/25	5.625%	6,424,000	5,524,640
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	2,315,000	2,348,410
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	103,000	79,825
11/15/23	4.250%	5,578,000	4,071,940
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	3,045,000	2,512,125
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	512,000	475,520
10/15/22	6.250%	3,049,000	2,774,590
TransCanada PipeLines Ltd.
10/16/43	5.000%	720,000	648,354
Williams Companies, Inc. (The)
06/24/24	4.550%	5,068,000	3,321,729
Williams Partners LP
09/15/45	5.100%	16,599,000	10,751,919
Total			110,719,522
Natural Gas 0.3%
Sempra Energy
12/01/23	4.050%	2,745,000	2,830,271
06/15/24	3.550%	3,414,000	3,382,605
Total			6,212,876
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	2,245,000	898,000
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	889,065
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	2,002,000	1,879,177
02/01/22	5.875%	1,476,000	1,319,175
Total			4,087,417

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$1,655,000	$1,709,701
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,620,000	2,659,300
Packaging 1.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	2,857,000	2,707,007
Ball Corp.
12/15/20	4.375%	1,432,000	1,482,120
Berry Plastics Corp.
07/15/23	5.125%	4,020,000	3,919,500
Berry Plastics Corp. (b)
10/15/22	6.000%	795,000	812,888
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	680,388
06/15/17	6.000%	409,000	394,685
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	1,527,000	1,498,369
08/15/25	6.375%	1,801,000	1,773,985
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	4,363,000	4,177,572
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	3,112,000	3,041,980
10/15/20	5.750%	3,430,000	3,434,287
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	300,000	279,750
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	719,000	596,770
Total			24,799,301
Pharmaceuticals 1.6%
Capsugel SA PIK (b)
05/15/19	7.000%	613,000	597,675
Concordia Healthcare Corp. (b)
04/15/23	7.000%	886,000	770,820
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	2,865,000	2,829,531
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	4,785,000	4,808,925
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,735,000	1,761,199
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	2,868,000	2,824,980
Mallinckrodt International Finance SA/CB LLC (b)
04/15/20	4.875%	184,000	176,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
10/15/23	5.625%	$2,928,000	$2,745,000
04/15/25	5.500%	1,959,000	1,743,510
Quintiles Transnational Corp. (b)
05/15/23	4.875%	1,308,000	1,324,350
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	7,167,000	6,916,155
07/15/21	7.500%	3,913,000	3,881,207
03/01/23	5.500%	974,000	859,555
05/15/23	5.875%	5,582,000	4,995,890
04/15/25	6.125%	2,106,000	1,892,767
Total			38,127,744
Property & Casualty 0.9%
Alliant Holdings I LP (b)
08/01/23	8.250%	145,000	126,875
HUB International Ltd. (b)
10/01/21	7.875%	7,256,000	6,367,140
HUB International Ltd. (b)(e)
02/15/21	9.250%	582,000	595,095
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	480,000	408,000
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	8,873,240
06/15/23	4.250%	5,935,000	6,097,939
Total			22,468,289
Railroads 0.3%
Canadian Pacific Railway Co.
08/01/45	4.800%	5,030,000	5,044,235
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	1,464,000	1,339,560
Panama Canal Railway Co. (b)
11/01/26	7.000%	510,840	505,732
Total			6,889,527
Restaurants 0.5%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	3,563,000	3,580,815
04/01/22	6.000%	1,050,000	1,095,938
Yum! Brands, Inc.
11/01/21	3.750%	3,050,000	2,764,062
11/01/23	3.875%	4,440,000	3,862,800
Total			11,303,615
Retailers 0.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,992,000	1,947,180
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	670,000	654,925
CVS Health Corp.
07/20/45	5.125%	1,565,000	1,681,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Dollar Tree, Inc. (b)
03/01/23	5.750%	$2,689,000	$2,833,534
Group 1 Automotive, Inc.
06/01/22	5.000%	828,000	787,635
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	2,032,000	1,910,080
L Brands, Inc.
04/01/21	6.625%	1,260,000	1,401,750
L Brands, Inc. (b)
11/01/35	6.875%	1,720,000	1,778,050
Penske Automotive Group, Inc.
12/01/24	5.375%	1,745,000	1,692,650
Rite Aid Corp.
06/15/21	6.750%	2,455,000	2,596,162
Junior Subordinated
02/15/27	7.700%	1,004,000	1,179,700
Rite Aid Corp. (b)
04/01/23	6.125%	3,274,000	3,454,070
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	532,000	549,290
Total			22,466,583
Technology 2.6%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	1,321,000	1,337,513
08/01/22	5.375%	5,687,000	5,388,432
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	3,309,000	3,507,540
Audatex North America, Inc. (b)
11/01/23	6.125%	3,454,000	3,479,905
Equinix, Inc.
01/01/22	5.375%	1,122,000	1,166,880
04/01/23	5.375%	580,000	600,300
01/15/26	5.875%	4,604,000	4,765,140
First Data Corp. (b)
08/15/23	5.375%	1,911,000	1,949,220
12/01/23	7.000%	5,889,000	5,933,167
01/15/24	5.750%	6,635,000	6,585,237
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	4,730,000	4,278,540
IMS Health, Inc. (b)
11/01/20	6.000%	1,511,000	1,560,863
Infor US, Inc. (b)
08/15/20	5.750%	373,000	375,798
MSCI, Inc. (b)
11/15/24	5.250%	1,861,000	1,919,156
08/15/25	5.750%	1,566,000	1,656,045
Microsemi Corp. (b)
04/15/23	9.125%	1,585,000	1,668,213
NCR Corp.
12/15/21	5.875%	572,000	561,990
12/15/23	6.375%	430,000	425,429

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
NXP BV/Funding LLC (b)
06/15/22	4.625%		$1,781,000	$1,732,023
Qualitytech LP/Finance Corp.
08/01/22	5.875%		1,773,000	1,799,595
Riverbed Technology, Inc. (b)
03/01/23	8.875%		2,069,000	1,890,549
Sensata Technologies BV (b)
10/01/25	5.000%		1,251,000	1,204,088
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%		815,000	831,300
VeriSign, Inc.
05/01/23	4.625%		1,734,000	1,699,320
04/01/25	5.250%		2,495,000	2,467,854
Zebra Technologies Corp.
10/15/22	7.250%		3,181,000	3,308,240
Total				62,092,337
Transportation Services 0.2%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%		1,700,000	1,398,250
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	32,456,256	1,714,651
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%		436,000	405,594
Total				3,518,495
Wireless 2.7%
Crown Castle International Corp.
04/15/22	4.875%		3,246,000	3,407,294
01/15/23	5.250%		2,655,000	2,827,575
Numericable-SFR (b)
05/15/19	4.875%		1,836,000	1,822,230
05/15/22	6.000%		3,393,000	3,342,105
05/15/24	6.250%		2,566,000	2,501,850
SBA Communications Corp
07/15/22	4.875%		2,142,000	2,142,000
SBA Telecommunications, Inc.
07/15/20	5.750%		2,030,000	2,106,125
Sprint Communications, Inc. (b)
11/15/18	9.000%		5,858,000	5,945,870
03/01/20	7.000%		7,685,000	7,377,600
Sprint Corp.
09/15/23	7.875%		3,726,000	2,654,775
06/15/24	7.125%		2,120,000	1,431,000
02/15/25	7.625%		2,646,000	1,807,549
T-Mobile USA, Inc.
01/15/22	6.125%		1,189,000	1,209,807
04/28/22	6.731%		2,065,000	2,119,206
03/01/23	6.000%		828,000	832,554
04/01/23	6.625%		2,318,000	2,370,155
01/15/24	6.500%		1,670,000	1,686,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
03/01/25	6.375%	$423,000	$424,058
01/15/26	6.500%	7,699,000	7,699,000
Wind Acquisition Finance SA (b)
07/15/20	4.750%	4,473,000	4,394,722
04/23/21	7.375%	6,105,000	5,803,535
Total			63,905,710
Wirelines 3.0%
AT&T, Inc.
06/15/45	4.350%	21,960,000	18,269,556
CenturyLink, Inc.
06/15/21	6.450%	5,005,000	4,876,772
04/01/25	5.625%	561,000	476,850
Frontier Communications Corp.
07/01/21	9.250%	2,097,000	2,023,605
04/15/22	8.750%	953,000	857,700
04/15/24	7.625%	978,000	816,630
01/15/25	6.875%	1,685,000	1,339,575
Frontier Communications Corp. (b)
09/15/20	8.875%	552,000	554,070
09/15/22	10.500%	963,000	936,518
09/15/25	11.000%	6,011,000	5,793,101
Level 3 Communications, Inc.
12/01/22	5.750%	3,826,000	3,940,780
Level 3 Financing, Inc.
01/15/21	6.125%	1,312,000	1,374,320
08/15/22	5.375%	2,452,000	2,488,780
Level 3 Financing, Inc. (b)
01/15/24	5.375%	793,000	800,930
Level 3 Financing, Inc. (c)
01/15/18	4.101%	474,000	474,000
Telecom Italia SpA (b)
05/30/24	5.303%	2,977,000	2,910,017
Verizon Communications, Inc.
11/01/42	3.850%	20,337,000	16,685,166
03/15/55	4.672%	2,286,000	1,922,101
Windstream Services, LLC
10/15/20	7.750%	1,593,000	1,318,208
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	821,000	882,575
04/01/23	6.000%	3,958,000	3,868,945
05/15/25	6.375%	32,000	31,040
Total			72,641,239
Total Corporate Bonds & Notes (Cost: $1,198,179,057)			$1,148,284,518

Residential Mortgage-Backed Securities - Agency 10.4%
Federal Home Loan Mortgage Corp.
01/01/20	10.500%	2,052	2,068
Federal Home Loan Mortgage Corp. (c)(f)
CMO IO STRIPS Series 326 Class S1
03/15/44	5.575%	4,325,081	1,016,525

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2957 Class SW
04/15/35	5.575%	$4,203,397	$774,615
CMO IO Series 311 Class S1
08/15/43	5.525%	89,551,030	19,139,992
CMO IO Series 318 Class S1
11/15/43	5.525%	10,749,908	2,709,938
CMO IO Series 326 Class S2
03/15/44	5.525%	42,385,796	9,481,169
CMO IO Series 3761 Class KS
06/15/40	5.575%	5,698,449	569,590
CMO IO Series 4174 Class SB
05/15/39	5.775%	17,622,964	2,743,850
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 304 Class C69
12/15/42	4.000%	15,327,921	2,603,069
CMO IO Series 4098 Class AI
05/15/39	3.500%	14,055,919	1,820,074
CMO IO Series 4120 Class AI
11/15/39	3.500%	12,634,375	1,000,442
CMO IO Series 4121 Class IA
01/15/41	3.500%	12,386,947	2,037,037
CMO IO Series 4147 Class CI
01/15/41	3.500%	25,752,613	3,410,264
CMO IO Series 4213 Class DI
06/15/38	3.500%	22,393,492	2,298,741
Federal National Mortgage Association
12/01/20	4.500%	52,395	55,153
02/01/35	5.500%	104,351	117,879
05/01/41	4.000%	6,472,112	6,903,418
Federal National Mortgage Association (c)(f)
CMO IO Series 2006-5 Class N1
08/25/34	1.860%	17,726,665	301,910
CMO IO Series 2006-5 Class N2
02/25/35	1.889%	25,539,346	1,026,161
CMO IO Series 2010-135 Class MS
12/25/40	5.524%	3,428,035	596,914
CMO IO Series 2013-101 Class CS
10/25/43	5.474%	23,216,311	6,265,063
CMO IO Series 2013-124 Class SB
12/25/43	5.524%	17,744,239	4,260,539
Federal National Mortgage Association (e)
02/17/31	3.000%	19,000,000	19,800,003
02/11/46	3.500%	82,750,000	86,662,850
02/11/46	4.000%	19,000,000	20,298,616
Federal National Mortgage Association (f)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	11,516,319	2,096,150
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	20,567,950	2,542,857
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	15,113,528	1,702,267
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	12,314,415	1,738,373
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	18,324,108	2,524,941
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	7,949,699	896,466
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	10,652,659	978,989

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	$16,332,381	$1,351,709
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	7,407,324	1,013,851
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	12,563,887	1,540,463
Government National Mortgage Association (e)
02/22/46	3.000%	32,000,000	33,004,992
Government National Mortgage Association (f)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	21,845,794	3,245,638
Total Residential Mortgage-Backed Securities - Agency (Cost: $254,065,129)			$248,532,576

Residential Mortgage-Backed Securities - Non-Agency 12.8%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(c)
08/25/54	3.850%	11,230,824	11,198,255
Angel Oak Mortgage Trust LLC Series 2015-1 (b)
11/25/45	4.500%	14,307,454	14,296,450
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)
05/25/47	4.000%	3,494,771	3,485,992
BCAP LLC Trust (b)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,725,286	1,731,587
BCAP LLC Trust (b)(c)
CMO Series 2010-RR11 Class 5A2
03/27/37	4.476%	3,322,289	3,334,411
CMO Series 2013-RR3 Class 6A5
03/26/36	2.633%	4,148,008	4,053,921
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	3,393,708	3,356,332
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)
11/28/29	3.844%	11,552,189	11,516,981
CIM Trust CMO Series 2015-3AG Class A2 (b)(c)
10/25/57	3.928%	10,000,000	9,826,290
COLT LLC (b)(c)
CMO Series 15-1 Class A1V
12/26/45	3.427%	11,924,977	11,865,352
CMO Series 15-1 Class A2
12/26/45	4.177%	3,909,828	3,874,718
Series 2015-A Class A1
07/27/20	3.427%	11,876,917	11,829,409
CTS Corp. (b)
02/27/36	3.750%	8,964,688	8,751,795
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2012-A Class A
06/25/51	2.500%	3,682,773	3,624,726

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2009-4 Class 9A2
03/25/36	2.756%	$3,040,248	$2,662,844
CMO Series 2010-6 Class 2A2
09/25/35	2.804%	1,143,314	1,042,348
CMO Series 2010-7 Class 3A4
12/25/35	5.717%	2,185,000	2,272,499
CMO Series 2013-2 Class 1A1
11/25/37	2.811%	2,509,177	2,506,988
CMO Series 2014-11 Class 3A3
09/25/36	0.582%	5,510,000	5,009,202
Series 2013-11 Class 3A3
09/25/34	2.619%	5,342,452	5,093,069
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	2,448,354	2,443,663
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	9,226,558
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	2,508,294	2,505,750
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	1,657,602	1,659,461
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	15,257,409	14,952,226
Series 2010-9R Class 1A3
08/27/37	3.750%	15,666,754	15,726,008
Series 2014-2R Class 18A1
01/27/37	3.000%	7,992,598	7,925,368
Series 2014-2R Class 19A1
05/27/36	3.000%	6,278,596	6,236,869
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2011-5R Class 3A1
09/27/47	3.019%	2,577,200	2,506,077
CMO Series 2014-CIM1 Class A2
01/25/58	3.922%	12,000,000	11,942,324
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	10,014,000	9,825,149
CMO Series 2014-RPL4 Class A2
08/25/62	4.522%	13,556,000	13,142,111
Series 2008-4R Class 3A4
01/26/38	2.732%	6,187,000	5,765,093
Series 2012-11 Class 3A2
06/29/47	1.424%	8,599,883	7,664,645
Credit Suisse Securities (USA) LLC (b)
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,250,000	2,176,290
Credit Suisse Securities (USA) LLC (b)(c)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	18,546,341	18,177,842
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	1,149,887	1,160,140
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (c)
12/25/27	4.322%	7,750,000	7,222,667

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (b)
12/27/37	4.000%	$1,732,686	$1,733,535
NRPL Trust Series 2014-1A Class A1 (b)(c)
04/25/54	3.250%	9,232,313	9,227,696
NZES Series 2015-PLS1 Class A (b)(c)
04/25/17	5.250%	2,017,499	2,002,888
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)
07/26/35	2.587%	4,923,000	4,847,765
Pretium Mortgage Credit Partners I (b)(c)
Series 2015-NPL1 Class A1
05/28/30	3.625%	3,624,785	3,582,866
Series 2015-NPL1 Class A2
05/28/30	4.250%	3,000,000	2,846,070
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(c)
07/27/30	3.750%	6,144,655	6,097,000
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (b)(c)
08/26/35	2.783%	10,000,000	9,666,260
VML LLC CMO Series 2014-NPL1 Class A1 (b)
04/27/54	3.875%	4,127,422	4,108,174
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $306,839,768)			$305,703,664

Commercial Mortgage-Backed Securities - Non-Agency 4.6%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (b)(c)
08/10/35	4.280%	6,000,000	5,218,762
American Homes 4 Rent Series 2014-SFR1 Class F (b)(c)
06/17/31	3.676%	5,215,000	4,865,464
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)
07/05/33	4.847%	4,500,000	4,370,215
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)
09/15/26	3.926%	8,054,000	8,045,060
Banc of America Merrill Lynch Re-Remic Trust (b)(c)
Series 2014-FRR7 Class A
10/26/44	2.677%	2,400,000	2,363,262
Series 2014-FRR7 Class B
10/26/44	2.677%	3,900,000	3,747,471

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-FR11 Class A705
09/27/44	1.887%	$4,000,000	$3,743,296
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)
08/10/45	5.988%	17,621,500	17,068,518
Invitation Homes Trust Series 2015-SFR3 Class F (b)(c)
08/17/32	5.176%	13,500,000	12,991,338
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	3,100,000	3,126,780
ORES NPL LLC (b)
Series 2013-LV2 Class A
09/25/25	3.081%	2,033,630	2,023,462
Series 2014-LV3 Class A
03/27/24	3.000%	3,521,659	3,521,659
Series 2014-LV3 Class B
03/27/24	6.000%	6,300,000	6,300,000
Rialto Real Estate Fund LLC (b)
Series 2014-LT6 Class A
09/15/24	2.750%	1,354,669	1,351,113
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	11,650,000	11,633,244
Rialto Real Estate Fund LP (b)
Series 2014-LT5 Class A
05/15/24	2.850%	647,495	646,043
Series 2014-LT6 Class B
09/15/24	5.486%	6,375,000	6,373,942
VFC LLC (b)
Series 2014-2 Class A
07/20/30	2.750%	526,999	526,960
Series 2014-2 Class B
07/20/30	5.500%	6,400,000	6,368,546
Series 2015-3 Class A
12/20/31	2.750%	427,359	427,068
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	5,500,000	5,494,455
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $112,282,719)			$110,206,658

Asset-Backed Securities - Non-Agency 3.0%
A Voce CLO Ltd. Series 2014-1A Class C (b)(c)
07/15/26	4.122%	7,200,000	6,033,802
Apidos CLO XXII Series 2015-22A Class D (b)(c)
10/20/27	6.336%	1,000,000	761,333
Ares CLO Ltd. Series 2014-32A Class C (b)(c)
11/15/25	4.562%	1,250,000	1,114,104
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (b)(c)
10/15/26	7.126%	4,000,000	3,328,488

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ares XXXVIII CLO Ltd. (b)(c)
01/20/27	6.714%	$3,500,000	$2,822,281
Avery Point VII CLO Ltd. (b)(c)
01/15/28	7.186%	2,200,000	1,832,923
Bayview Opportunity Master Fund IIIB Trust Series 2014-11RP Class A (b)(c)
06/28/19	3.228%	2,365,214	2,355,716
Betony CLO Ltd. Series 2015-1A Class E (b)(c)
04/15/27	5.972%	5,000,000	3,395,955
Carlyle Global Market Strategies CLO Series 2015-5A Class C (b)(c)
01/20/28	4.542%	6,500,000	5,922,280
FNA Trust Series 2015-1 Class A (b)
12/10/23	3.240%	4,330,246	4,324,782
GCAT LLC Series 2014-2 Class A1 (b)(c)
10/25/19	3.721%	6,522,694	6,491,202
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	1,574,792	1,555,737
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	874,918	892,577
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(c)
07/25/18	4.250%	1,955,278	1,946,720
OZLM XIV Ltd. Series 2015-14A Class C (b)(c)
01/15/29	4.732%	4,750,000	4,354,843
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(c)
01/25/55	3.475%	2,482,437	2,475,440
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(c)
11/25/25	4.521%	5,500,000	4,805,449
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	2,844,365	2,816,373
SoFi Professional Loan Program LLC Series 2015-D Class RC (b)(g)
10/26/37	0.000%	15	10,000,000
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(c)
07/14/26	4.224%	5,000,000	4,417,775
Total Asset-Backed Securities - Non-Agency (Cost: $76,658,184)			$71,647,780

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 0.8%
Brazil —%
Brazil Notas do Tesouro Nacional
08/15/30	6.000%	BRL	$2,798,581	$643,529
Mexico 0.2%
Mexican Udibonos
11/15/40	4.000%	MXN	97,368,768	5,513,243
United States 0.6%
U.S. Treasury Inflation-Indexed Bond (h)
01/15/24	0.625%		13,242,324	13,353,017
Total Inflation-Indexed Bonds (Cost: $21,337,817)				$19,509,789

U.S. Treasury Obligations 0.1%
U.S. Treasury (h)
11/15/44	3.000%		920,000	964,778
Total U.S. Treasury Obligations (Cost: $907,350)				$964,778

Foreign Government Obligations(a)(i) 11.5%
Angola —%
Angolan Government International Bond (b)
11/12/25	9.500%		1,100,000	911,625
Argentina 0.4%
Argentina Bonar Bonds
04/17/17	7.000%		1,894,419	1,947,463
Provincia de Buenos Aires (b)
01/26/21	10.875%		1,200,000	1,261,500
06/09/21	9.950%		1,806,917	1,867,440
Provincia de Cordoba (b)
08/17/17	12.375%		2,346,000	2,422,245
YPF SA (b)
07/28/25	8.500%		900,000	834,750
Total				8,333,398
Brazil 0.8%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	57,000,000	10,591,203
Brazilian Government International Bond
01/07/25	4.250%		5,000,000	4,192,500
01/20/34	8.250%		2,460,000	2,484,600
01/07/41	5.625%		800,000	608,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Brazil (continued)
Petrobras Global Finance BV
01/27/21	5.375%		$1,880,000	$1,412,350
Total				19,288,653
Chile 0.1%
Chile Government International Bond
08/05/20	5.500%	CLP	685,500,000	987,216
Empresa Nacional del Petroleo (b)
07/08/19	6.250%		600,000	642,000
Total				1,629,216
Colombia 0.9%
Bogota Distrito Capital (b)
07/26/28	9.750%	COP	200,000,000	63,899
Colombia Government International Bond
04/14/21	7.750%	COP	9,150,000,000	2,793,085
06/28/27	9.850%	COP	19,242,000,000	6,536,125
01/18/41	6.125%		4,200,000	3,891,166
Corporación Andina de Fomento
06/15/22	4.375%		1,150,000	1,254,650
Ecopetrol SA
07/23/19	7.625%		655,000	678,744
01/16/25	4.125%		1,200,000	912,000
06/26/26	5.375%		700,000	560,000
Emgesa SA ESP (b)
01/25/21	8.750%	COP	1,700,000,000	502,863
Empresas Publicas de Medellin ESP (b)
07/29/19	7.625%		100,000	110,000
02/01/21	8.375%	COP	11,464,000,000	3,341,596
09/10/24	7.625%	COP	1,216,000,000	316,218
Transportadora de Gas Internacional SA ESP (b)
03/20/22	5.700%		615,000	593,521
Total				21,553,867
Costa Rica 0.1%
Costa Rica Government International Bond (b)
03/12/45	7.158%		3,000,000	2,516,250
Croatia 0.2%
Croatia Government International Bond (b)
01/26/24	6.000%		4,192,000	4,505,352
Dominican Republic 0.7%
Banco de Reservas de La Republica Dominicana Subordinated (b)
02/01/23	7.000%		2,750,000	2,631,764
Dominican Republic International Bond (b)
05/06/21	7.500%		1,022,000	1,078,210

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Dominican Republic (continued)
02/10/23	14.500%	DOP	$25,000,000	$632,784
04/20/27	8.625%		2,900,000	3,233,500
04/30/44	7.450%		3,900,000	3,783,000
Dominican Republic International Bond (b)(j)
02/22/19	12.000%	DOP	31,000,000	704,389
07/05/19	14.500%	DOP	101,000,000	2,489,292
01/08/21	14.000%	DOP	79,470,000	1,923,637
Total				16,476,576
Ecuador 0.1%
Ecuador Government International Bond (b)
03/24/20	10.500%		2,800,000	2,107,000
Egypt —%
Egypt Government International Bond (b)
06/11/25	5.875%		1,000,000	835,200
El Salvador 0.1%
El Salvador Government International Bond (b)
06/15/35	7.650%		490,000	385,875
02/01/41	7.625%		1,500,000	1,164,375
Total				1,550,250
Georgia 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%		5,358,000	5,411,580
Ghana —%
Ghana Government International Bond (b)
01/18/26	8.125%		800,000	572,896
Guatemala 0.1%
Guatemala Government Bond (b)
02/13/28	4.875%		2,679,000	2,511,563
Honduras —%
Honduras Government International Bond (b)
03/15/24	7.500%		1,068,000	1,081,350
Hungary 1.2%
Hungary Government Bond
06/24/25	5.500%	HUF	4,000,000,000	16,548,791
Hungary Government International Bond
11/22/23	5.750%		5,382,000	6,035,009
03/25/24	5.375%		2,950,000	3,254,587
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		2,111,000	2,219,717

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Hungary (continued)
01/30/20	4.000%		$1,579,000	$1,581,763
Total				29,639,867
Indonesia 1.0%
Indonesia Government International Bond (b)
03/13/20	5.875%		11,125,000	12,223,594
04/25/22	3.750%		1,200,000	1,168,342
Indonesia Treasury Bond
03/15/24	8.375%	IDR	77,800,000,000	5,656,780
Majapahit Holding BV (b)
01/20/20	7.750%		1,100,000	1,228,745
06/29/37	7.875%		2,780,000	2,977,380
PT Pertamina Persero (b)
05/03/22	4.875%		1,600,000	1,520,931
Total				24,775,772
Ivory Coast 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		700,000	607,250
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		934,000	809,722
Total				1,416,972
Jamaica —%
Jamaica Government International Bond
04/28/28	6.750%		950,000	942,875
Kazakhstan 0.3%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		1,980,000	2,108,700
04/09/21	6.375%		500,000	490,000
Kazakhstan Government International Bond (b)
07/21/45	6.500%		3,500,000	3,395,700
Total				5,994,400
Macedonia —%
Macedonia Government International Bond (b)
07/24/21	3.975%	EUR	557,000	573,476
Mexico 1.4%
Mexican Bonos
06/16/16	6.250%	MXN	29,600,000	1,648,205
06/11/20	8.000%	MXN	44,530,000	2,724,599
06/10/21	6.500%	MXN	50,000	2,892
06/09/22	6.500%	MXN	88,200,000	5,096,204
06/03/27	7.500%	MXN	44,450,000	2,690,144
11/23/34	7.750%	MXN	31,000,000	1,889,399
Mexico Government International Bond
01/11/40	6.050%		2,350,000	2,529,187
01/23/46	4.600%		1,800,000	1,597,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Mexico (continued)
Pemex Finance Ltd.
11/15/18	9.150%		$1,863,750	$1,987,537
(NPFGC)
08/15/17	10.610%		721,875	765,396
Pemex Project Funding Master Trust
01/21/21	5.500%		1,750,000	1,721,562
Petroleos Mexicanos
03/01/18	5.750%		2,870,000	2,931,131
05/03/19	8.000%		600,000	644,700
11/12/26	7.470%	MXN	23,700,000	1,146,992
06/15/35	6.625%		870,000	770,133
06/02/41	6.500%		2,500,000	2,130,000
Petroleos Mexicanos (b)
11/24/21	7.650%	MXN	18,600,000	1,002,406
09/12/24	7.190%	MXN	3,800,000	189,447
01/23/26	4.500%		900,000	774,779
Total				32,242,213
Morocco 0.1%
Morocco Government International Bond (b)
12/11/22	4.250%		1,804,000	1,804,000
Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%		208,000	150,488
Paraguay 0.1%
Republic of Paraguay (b)
08/11/44	6.100%		1,439,000	1,388,635
Peru 0.3%
Corporacion Financiera de Desarrollo SA (b)
02/08/22	4.750%		2,258,000	2,274,935
Peruvian Government International Bond
11/21/33	8.750%		2,508,000	3,486,120
Peruvian Government International Bond (b)
08/12/26	8.200%	PEN	2,683,000	804,465
Total				6,565,520
Philippines 0.1%
Philippine Government International Bond
03/30/26	5.500%		798,000	970,635
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		1,082,000	1,398,485
Total				2,369,120

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Republic of Namibia 0.1%
Namibia International Bonds (b)
11/03/21	5.500%		$3,192,000	$3,205,279
Republic of the Congo —%
Congolese International Bond (b)(c)
06/30/29	4.000%		61,028	44,398
Romania 0.6%
Romania Government Bond
02/24/25	4.750%	RON	51,865,000	13,541,356
Russian Federation 1.1%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		4,800,000	4,164,000
Gazprom OAO Via Gaz Capital SA (b)
04/11/18	8.146%		2,813,000	3,001,752
03/07/22	6.510%		8,577,000	8,663,628
02/06/28	4.950%		1,900,000	1,623,265
08/16/37	7.288%		300,000	305,046
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%		300,000	298,500
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%		4,000,000	3,826,496
Russian Foreign Bond - Eurobond (b)(c)
03/31/30	7.500%		3,337,950	4,005,473
Total				25,888,160
Senegal —%
Senegal Government International Bond (b)
07/30/24	6.250%		505,000	448,188
Serbia 0.1%
Serbia International Bond (b)
12/03/18	5.875%		1,735,000	1,813,075
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%		5,850,000	5,908,500
Turkey 0.9%
Export Credit Bank of Turkey (b)
09/23/21	5.000%		600,000	587,250
Turkey Government International Bond
03/30/21	5.625%		3,150,000	3,351,285
09/26/22	6.250%		1,300,000	1,427,772
03/23/23	3.250%		2,800,000	2,597,700
02/05/25	7.375%		10,280,000	12,109,223

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Turkey (continued)
03/17/36	6.875%	$630,000	$714,281
05/30/40	6.750%	1,500,000	1,683,750
Total			22,471,261
Uruguay 0.1%
Uruguay Government International Bond
03/21/36	7.625%	725,000	884,500
PIK
01/15/33	7.875%	1,340,000	1,634,800
Total			2,519,300
Zambia 0.1%
Zambia Government International Bond (b)
04/14/24	8.500%	1,094,000	781,794
07/30/27	8.970%	2,050,000	1,458,063
Total			2,239,857
Total Foreign Government Obligations (Cost: $304,523,954)			$275,227,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(d)(k)(l)
10/01/11	0.000%	$2,675,827	$1,335,960
Total Municipal Bonds (Cost: $2,675,827)			$1,335,960

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 7.3%
Aerospace & Defense 0.2%
Doncasters US Finance LLC Tranche B Term Loan (c)(m)
04/09/20	4.500%	$1,350,109	$1,252,226
Engility Corp. (c)(m)
1st Lien Term Loan
05/22/20	7.000%	502,096	493,937
05/22/20	7.000%	922,148	907,163
TransDigm, Inc. Tranche E Term Loan (c)(m)
05/16/22	3.500%	1,640,589	1,571,126
Total			4,224,452

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Airlines —%
American Airlines, Inc. Term Loan (c)(m)
10/10/21	3.500%	$1,000,000	$985,310
Automotive 0.1%
FCA US LLC Tranche B Term Loan (c)(m)
05/24/17	3.500%	997,389	993,030
Gates Global LLC Term Loan (c)(m)
07/06/21	4.250%	1,036,875	932,327
Navistar, Inc. Tranche B Term Loan (c)(m)
08/07/20	6.500%	1,000,000	876,880
Total			2,802,237
Brokerage/Asset Managers/Exchanges —%
RCS Capital Corp. 1st Lien Term Loan (c)(m)
04/29/19	0.000%	467,949	323,666
USI, Inc. Term Loan (c)(m)
12/27/19	4.250%	443,098	433,408
Total			757,074
Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(m)
04/29/19	6.250%	365,625	364,254
Cable and Satellite 0.2%
CSC Holdings, Inc. Term Loan (c)(m)
10/09/22	5.000%	700,000	698,033
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (c)(m)
06/06/21	5.500%	1,207,578	1,172,353
Mediacom Illinois LLC Tranche E Term Loan (c)(m)
10/23/17	3.390%	309,108	306,403
Numericable US LLC Tranche B5 Term Loan (c)(e)(m)
07/29/22	4.563%	997,500	947,396
Virgin Media Investment Holdings Ltd. Tranche F Term Loan (c)(m)
06/30/23	3.500%	1,000,000	978,980
Total			4,103,165

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.7%
Allnex & Cy SCA Tranche B1 Term Loan (c)(m)
10/03/19	4.500%	$654,956	$646,363
Allnex U.S.A, Inc. Tranche B2 Term Loan (c)(m)
10/03/19	4.500%	339,822	335,363
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(m)
04/10/18	6.750%	773,869	713,507
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(m)
02/01/20	3.750%	905,782	897,711
Chemours Co. LLC (The) Tranche B Term Loan (c)(m)
05/12/22	3.750%	448,436	396,117
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (c)(m)
09/07/21	4.500%	141,146	136,089
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (c)(m)
09/07/21	4.500%	853,816	823,224
Eco Services Operations Term Loan (c)(m)
12/01/21	4.750%	1,017,431	992,839
HII Holding Corp. 2nd Lien Term Loan (c)(m)
12/21/20	9.750%	1,350,000	1,282,500
Kronos Worldwide, Inc. Term Loan (c)(m)
02/18/20	4.000%	1,965,000	1,763,587
MacDermid, Inc. Tranche B 1st Lien Term Loan (c)(m)
06/07/20	5.500%	1,974,684	1,827,570
Minerals Technologies, Inc. Tranche B1 Term Loan (c)(m)
05/10/21	3.750%	137,577	134,482
Nexeo Solutions LLC Term Loan (c)(m)
09/08/17	5.000%	1,808,119	1,747,854
Omnova Solutions, Inc. Tranche B1 Term Loan (c)(m)
05/31/18	4.250%	994,764	984,817
Polyone Corp. Term Loan (c)(m)
11/11/22	3.750%	200,000	200,000
Royal Holdings, Inc. 2nd Lien Term Loan (c)(m)
06/19/23	8.500%	1,000,000	969,170

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (c)(m)
07/31/21	4.250%	$1,637,335	$1,560,593
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (c)(m)
11/05/21	4.250%	995,000	963,598
Univar, Inc. Term Loan (c)(m)
07/01/22	4.250%	798,000	771,842
Total			17,147,226
Construction Machinery 0.1%
North American Lifting Holdings, Inc. 1st Lien Term Loan (c)(m)
11/27/20	5.500%	1,455,136	1,040,422
Consumer Cyclical Services 0.3%
Creative Artists Agency LLC Term Loan (c)(m)
12/17/21	5.500%	1,242,350	1,236,661
Quikrete Holdings, Inc. 1st Lien Term Loan (c)(m)
09/28/20	4.000%	950,096	939,806
Sabre GLBL, Inc. Tranche B Term Loan (c)(m)
02/19/19	4.000%	923,369	911,827
ServiceMaster Co. LLC (The) Term Loan (c)(m)
07/01/21	4.250%	1,975,000	1,954,756
Weight Watchers International, Inc. Tranche B2 Term Loan (c)(m)
04/02/20	4.000%	1,361,500	939,748
Total			5,982,798
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(m)
04/30/18	6.750%	1,181,955	1,065,237
Fender Musical Instruments Corp. Term Loan (c)(m)
04/03/19	5.750%	224,188	219,143
Jarden Corp. Tranche B1 Term Loan (c)(m)
09/30/20	3.178%	447,710	447,150
Party City Holdings, Inc. Term Loan (c)(m)
08/19/22	4.250%	548,625	531,481

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Varsity Brands, Inc. 1st Lien Term Loan (c)(m)
12/10/21	5.000%	$596,055	$590,840
Waterpik, Inc. Term Loan (c)(m)
07/08/20	5.750%	674,708	665,714
Total			3,519,565
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(m)
12/13/19	4.000%	1,296,993	1,077,321
Apex Tool Group LLC Term Loan (c)(m)
01/31/20	4.500%	1,874,537	1,749,562
Filtration Group Corp. 1st Lien Term Loan (c)(m)
11/23/20	4.250%	2,102,105	2,032,736
Horizon Global Corp. Tranche B Term Loan (c)(m)
06/30/21	7.000%	390,000	372,450
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (c)(m)
08/21/20	4.000%	997,449	949,382
Terex Corp. Term Loan (c)(e)(m)
12/01/22	4.500%	325,000	319,007
William Morris Endeavor Entertainment LLC (c)(m)
1st Lien Term Loan
05/06/21	5.250%	1,391,468	1,357,558
2nd Lien Term Loan
05/06/22	8.250%	250,000	216,875
Total			8,074,891
Electric 0.3%
Astoria Energy LLC Tranche B Term Loan (c)(m)
12/24/21	5.000%	339,018	324,609
Calpine Corp. Term Loan (c)(m)
05/27/22	3.500%	820,875	777,139
Essential Power LLC Term Loan (c)(m)
08/08/19	4.750%	442,913	430,732
FREIF North American Power I LLC (c)(m)
Tranche B Term Loan
03/27/22	4.750%	490,964	486,055
Tranche C Term Loan
03/27/22	4.750%	91,525	90,610

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
NRG Energy, Inc. Term Loan (c)(m)
07/01/18	2.750%	$621,063	$608,449
TPF Generation Holdings LLC Term Loan (c)(m)
12/31/17	4.750%	1,729,823	1,528,731
TPF II Power LLC Term Loan (c)(m)
10/02/21	5.500%	997,481	955,717
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(m)
06/30/16	4.906%	1,345,944	392,679
Viva Alamo LLC Term Loan (c)(m)
02/22/21	5.250%	715,903	477,865
Windsor Financing LLC Tranche B Term Loan (c)(m)
12/05/17	6.250%	1,706,241	1,655,054
Total			7,727,640
Environmental 0.2%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (c)(m)
10/09/19	3.750%	889,569	857,990
EWT Holdings III Corp. (c)(m)
1st Lien Term Loan
01/15/21	4.750%	965,076	940,949
2nd Lien Term Loan
01/15/22	8.500%	500,000	472,500
STI Infrastructure SARL Term Loan (c)(m)
08/22/20	6.250%	2,032,719	1,727,811
Waste Industries USA, Inc. Term Loan (c)(m)
02/27/20	4.250%	645,125	640,893
Total			4,640,143
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(m)
07/10/17	5.750%	1,940,000	1,937,090
Dole Food Co.,Inc. Tranche B Term Loan (c)(m)
11/01/18	4.500%	1,000,000	973,130
Hostess Brands, Inc. Tranche B 1st Lien Term Loan (c)(m)
08/03/22	4.500%	399,000	395,840

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Performance Food Group, Inc. 2nd Lien Term Loan (c)(m)
11/14/19	6.800%	$1,067,325	$1,064,657
U.S. Foods, Inc. Term Loan (c)(m)
03/31/19	4.500%	997,442	982,171
Total			5,352,888
Gaming 0.4%
Amaya Holdings BV Tranche B 1st Lien Term Loan (c)(m)
08/01/21	5.000%	1,987,500	1,827,268
CCM Merger, Inc. Term Loan (c)(m)
08/06/21	4.500%	353,102	350,895
Cannery Casino Resorts LLC (c)(m)
1st Lien Term Loan
10/02/18	6.000%	999,833	981,836
2nd Lien Term Loan
10/02/19	12.500%	259,426	245,547
Graton Economic Development Authority Tranche B Term Loan (c)(m)
09/01/22	4.750%	582,004	576,911
Las Vegas Sands LLC Tranche B Term Loan (c)(m)
12/19/20	3.250%	997,455	991,690
MGM Resorts International Tranche B Term Loan (c)(m)
12/20/19	3.500%	997,429	987,455
Mohegan Tribal Gaming Authority Tranche B Term Loan (c)(m)
06/15/18	5.500%	580,148	561,502
ROC Finance LLC Tranche B Term Loan (c)(m)
06/20/19	5.000%	1,441,813	1,277,806
Scientific Games International, Inc. Tranche B2 Term Loan (c)(m)
10/01/21	6.000%	990,000	878,932
Total			8,679,842
Health Care 0.6%
Alere, Inc. Tranche B Term Loan (c)(m)
06/20/22	4.250%	324,543	320,648
Alliance HealthCare Services, Inc. Term Loan (c)(m)
06/03/19	4.250%	755,578	687,576

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
CHS/Community Health Systems, Inc. (c)(m)
Tranche F Term Loan
12/31/18	3.657%	$281,420	$276,689
Tranche G Term Loan
12/31/19	3.750%	374,319	359,159
Tranche H Term Loan
01/27/21	4.000%	485,957	467,126
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(m)
06/24/21	3.500%	615,625	614,240
Grifols Worldwide Operations Ltd. Tranche B Term Loan (c)(m)
02/27/21	3.428%	997,462	993,472
HCA, Inc. Tranche B4 Term Loan (c)(m)
05/01/18	3.357%	997,449	995,833
IASIS Healthcare LLC Tranche B2 Term Loan (c)(m)
05/03/18	4.500%	1,609,417	1,589,299
Kindred Healthcare, Inc. Term Loan (c)(m)
04/09/21	4.250%	494,975	476,413
National Mentor Holdings, Inc. Tranche B Term Loan (c)(m)
01/31/21	4.250%	997,462	980,635
Onex Carestream Finance LP 1st Lien Term Loan (c)(m)
06/07/19	5.000%	1,812,326	1,597,112
Ortho-Clinical Diagnostics Holdings SARL Term Loan (c)(m)
06/30/21	4.750%	997,468	874,281
Physio-Control International, Inc. (c)(m)
1st Lien Term Loan
06/06/22	5.500%	1,000,000	978,750
2nd Lien Term Loan
06/05/23	10.000%	175,000	157,938
Surgery Center Holdings, Inc. 1st Lien Term Loan (c)(m)
11/03/20	5.250%	1,492,462	1,462,613
Team Health, Inc. Tranche B Term Loan (c)(m)
11/23/22	4.500%	450,000	447,188
Tecomet, Inc. 1st Lien Term Loan (c)(m)
12/03/21	5.750%	994,975	872,265
Total			14,151,237
Independent Energy —%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (c)(d)(m)
09/25/18	0.000%	1,425,000	21,375

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Templar Energy LLC 2nd Lien Term Loan (c)(m)
11/25/20	8.500%	$1,000,000	$58,000
Total			79,375
Leisure 0.3%
24 Hour Fitness Worldwide, Inc. Term Loan (c)(m)
05/28/21	4.750%	714,125	655,209
Delta 2 SARL Tranche B3 Term Loan (c)(m)
07/30/21	4.750%	1,000,000	939,690
Life Time Fitness, Inc. Term Loan (c)(m)
06/10/22	4.250%	323,375	316,099
Lions Gate Entertainment Corp. 2nd Lien Term Loan (c)(m)
03/17/22	5.000%	1,400,000	1,379,000
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan (c)(m)
06/26/20	5.125%	1,300,000	1,288,625
Six Flags Premier Parks Tranche B Term Loan (c)(m)
06/30/22	3.500%	547,250	544,514
Steinway Musical Instruments, Inc. 1st Lien Term Loan (c)(m)
09/19/19	4.750%	1,000,000	985,000
Zuffa LLC Term Loan (c)(m)
02/25/20	3.750%	1,721,772	1,677,006
Total			7,785,143
Lodging —%
Hilton Worldwide Finance LLC Term Loan (c)(m)
10/26/20	3.500%	1,000,000	997,690
Media and Entertainment 0.4%
Activision Blizzard, Inc. Term Loan (c)(m)
10/13/20	3.250%	1,000,000	999,380
Cumulus Media Holdings, Inc. Term Loan (c)(m)
12/23/20	4.250%	1,000,000	726,790
Getty Images, Inc. Term Loan (c)(m)
10/18/19	4.750%	1,940,000	1,252,270

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Hubbard Radio LLC Term Loan (c)(m)
05/27/22	4.250%	$997,883	$919,719
ION Media Networks, Inc. Tranche B1 Term Loan (c)(m)
12/18/20	4.750%	866,250	844,594
Learfield Communications, Inc. 1st Lien Term Loan (c)(m)
10/09/20	4.500%	1,568,200	1,544,676
Radio One, Inc. Term Loan (c)(m)
12/31/18	5.110%	273,625	277,045
Salem Communications Corp. Term Loan (c)(m)
03/13/20	4.500%	1,000,000	936,250
Sinclair Television Group, Inc. Tranche B1 Term Loan (c)(m)
07/30/21	3.500%	273,625	269,521
Tribune Media Co. Tranche B Term Loan (c)(m)
12/27/20	3.750%	997,494	979,210
Univision Communications, Inc. Term Loan (c)(m)
03/01/20	4.000%	1,069,235	1,043,178
iHeartCommunications, Inc. Tranche D Term Loan (c)(m)
01/30/19	7.178%	1,128,407	745,776
Total			10,538,409
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(m)
06/30/19	4.250%	1,044,119	721,225
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(m)
02/28/19	5.750%	291,667	85,750
Total			806,975
Oil Field Services —%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (c)(m)
03/31/21	6.000%	870,957	264,553
Fieldwood Energy LLC 2nd Lien Term Loan (c)(m)
09/30/20	8.375%	1,000,000	160,830
Total			425,383

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions —%
IG Investments Holdings LLC Tranche B Term Loan (c)(m)
10/31/21	6.000%	$533,500	$528,608
Other Industry 0.2%
AECOM Technology Corp. Tranche B Term Loan (c)(m)
10/15/21	3.750%	342,220	342,305
ATI Acquisition Co. Tranche B Term Loan (c)(d)(j)(k)(m)(n)
12/30/14	0.000%	120,528	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan (c)(m)
05/22/18	7.000%	1,572,780	1,483,650
Sensus U.S.A., Inc. (c)(m)
1st Lien Term Loan
05/09/17	4.500%	1,953,970	1,866,042
2nd Lien Term Loan
05/09/18	8.500%	725,000	703,250
Total			4,395,247
Other REIT 0.1%
DTZ US Borrower LLC 1st Lien Term Loan (c)(m)
11/04/21	4.250%	1,368,125	1,325,946
Packaging 0.5%
BWAY Intermediate Co., Inc. Term Loan (c)(m)
08/14/20	5.500%	1,491,177	1,397,054
Berry Plastics Corp. Tranche F Term Loan (c)(m)
10/03/22	4.000%	730,268	726,354
Exopack Holdings S.A. Term Loan (c)(m)
05/08/19	4.500%	1,492,386	1,425,228
Kleopatra Acquisition Co. Term Loan (c)(m)
04/28/20	5.000%	298,651	297,656
Kleopatra Acquisition Corp. Term Loan (c)(m)
04/28/20	5.000%	698,843	696,516
Mauser Holding SARL 1st Lien Term Loan (c)(m)
07/31/21	4.500%	272,927	265,422
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan (c)(m)
08/01/21	5.250%	997,475	986,253

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Pregis Holding I Corp. 1st Lien Term Loan (c)(m)
05/20/21	4.500%	$1,366,955	$1,329,364
Prolampac Holdings, Inc. 2nd Lien Term Loan (c)(m)
08/06/23	9.250%	1,000,000	880,000
Ranpack Corp. Tranche B1 Term Loan (c)(m)
10/01/21	4.250%	1,893,846	1,870,173
Reynolds Group Holdings, Inc. Term Loan (c)(m)
12/01/18	4.500%	1,000,000	994,290
Total			10,868,310
Paper 0.1%
Caraustar Industries, Inc. Term Loan (c)(m)
05/01/19	8.000%	836,003	819,283
Xerium Technologies, Inc. Term Loan (c)(m)
05/17/19	6.250%	1,326,172	1,315,125
Total			2,134,408
Pharmaceuticals 0.2%
Atrium Innovations, Inc. Tranche B1 1st Lien Term Loan (c)(m)
02/15/21	4.250%	962,439	887,850
Endo Finance Co. I SARL Tranche B Term Loan (c)(m)
09/26/22	3.750%	350,000	345,352
Pharmaceutical Product Development, Inc. Term Loan (c)(m)
08/18/22	4.250%	1,293,500	1,267,359
Royalty Pharma Finance Tranche B4 Term Loan (c)(e)(m)
11/09/20	3.500%	997,481	994,239
Valeant Pharmaceuticals International, Inc. (c)(m)
Tranche B-C2 Term Loan
12/11/19	3.750%	852,794	820,012
Tranche B-D2 Term Loan
02/13/19	3.500%	445,904	428,438
Total			4,743,250
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC Term Loan (c)(m)
08/12/22	4.500%	398,000	384,070

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Asurion LLC (c)(m)
Tranche B1 Term Loan
05/24/19	5.000%	$539,108	$506,428
Tranche B4 Term Loan
08/04/22	5.000%	273,625	249,546
Hub International Ltd. Term Loan (c)(m)
10/02/20	4.000%	595,952	570,201
Total			1,710,245
Restaurants —%
Burger King Corp. Tranche B2 Term Loan (c)(m)
12/10/21	3.750%	398,715	396,008
Retailers 0.7%
Academy Ltd. Term Loan (c)(m)
07/01/22	5.000%	1,637,394	1,566,446
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(m)
09/26/19	4.500%	1,165,265	1,104,089
Bass Pro Group LLC Term Loan (c)(m)
06/05/20	4.000%	1,584,337	1,513,042
David’s Bridal, Inc. Term Loan (c)(m)
10/11/19	5.250%	2,469,949	2,102,988
Dollar Tree, Inc. (c)(m)
Tranche B1 Term Loan
07/06/22	3.500%	323,211	321,931
Dollar Tree, Inc. (m)
Tranche B2 Term Loan
07/06/22	4.250%	250,000	248,750
Hudson’s Bay Co. Term Loan (c)(m)
09/30/22	4.750%	126,728	126,253
J. Crew Group, Inc. Term Loan (c)(m)
03/05/21	4.000%	2,040,583	1,377,394
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(m)
03/16/18	4.000%	1,306,459	1,211,740
Leslie’s Poolmart, Inc. Tranche B Term Loan (c)(m)
10/16/19	4.250%	1,964,473	1,899,410
Neiman Marcus Group, Inc. (The) Term Loan (c)(m)
10/25/20	4.250%	504,330	436,785

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
PetCo Animal Supplies, Inc. Term Loan (c)(m)(n)(o)
11/24/17	4.000%	$—	$—
PetSmart, Inc. Tranche B1 Term Loan (c)(m)
03/11/22	4.250%	545,875	528,134
Pilot Travel Centers LLC Tranche B Term Loan (c)(m)
10/01/21	3.750%	406,590	406,488
Raley’s Term Loan (c)(m)
05/18/22	7.250%	2,413,125	2,388,994
Rite Aid Corp. (c)(m)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,050,000	1,050,000
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	325,000	323,862
Sports Authority, Inc. (The) Tranche B Term Loan (c)(k)(m)
11/16/17	7.500%	948,449	135,154
Staples, Inc. 1st Lien Term Loan (c)(e)(m)
11/10/21	3.500%	450,000	446,346
Total			17,187,806
Supermarkets 0.1%
Albertson’s LLC Tranche B2 Term Loan (c)(m)
03/21/19	5.500%	2,021,746	2,000,397
Technology 0.7%
Applied Systems, Inc. 1st Lien Term Loan (c)(m)
01/25/21	4.250%	1,115,823	1,092,513
Avago Technologies Ltd. (c)(e)(m)
Tranche B1 Term Loan
12/01/22	4.250%	1,675,000	1,646,994
Avago Technologies Ltd. (c)(m)
Term Loan
05/06/21	3.750%	513,610	512,809
BMC Software Finance, Inc. Term Loan (c)(m)
09/10/20	5.000%	987,406	829,421
Blue Coat Systems, Inc. Term Loan (c)(m)
05/20/22	4.500%	224,438	216,358
Cirque Du Soleil, Inc. 2nd Lien Term Loan (c)(m)
07/10/23	9.250%	1,000,000	920,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
CommScope, Inc. Tranche 5 Term Loan (c)(m)
12/29/22	3.827%	$324,188	$321,756
Computer Sciences Government Services, Inc. Tranche B Term Loan (c)(m)
11/28/22	3.750%	350,000	349,346
Dell International LLC Tranche B2 Term Loan (c)(m)
04/29/20	4.000%	893,250	890,320
First Data Corp. Term Loan (c)(m)
07/08/22	4.177%	1,050,000	1,029,262
Greeneden U.S. Holdings II LLC Term Loan (c)(m)
02/08/20	4.000%	305,643	296,856
Infogroup, Inc. Tranche B Term Loan (c)(m)
05/26/18	7.000%	673,233	630,314
Infor US, Inc. Tranche B5 Term Loan (c)(m)
06/03/20	3.750%	997,409	937,814
Informatica Corp. Term Loan (c)(m)
08/05/22	4.500%	997,500	950,617
MA FinanceCo LLC Tranche B Term Loan (c)(m)
11/19/21	5.250%	371,812	363,447
Microsemi Corp. Tranche B Term Loan (c)(m)
01/15/23	5.250%	600,000	595,950
Mitel US Holdings, Inc. Term Loan (c)(m)
04/29/22	5.500%	1,435,682	1,431,648
NXP BV/Funding LLC Tranche B Term Loan (c)(m)
12/07/20	3.750%	525,000	523,687
RP Crown Parent LLC 1st Lien Term Loan (c)(m)
12/21/18	6.000%	1,023,734	896,494
SCS Holdings I, Inc. 1st Lien Term Loan (c)(m)
10/30/22	6.000%	346,067	340,876
SS&C European Holdings SARL Tranche B2 Term Loan (c)(m)
07/08/22	4.018%	55,409	55,132
SS&C Technologies, Inc. Tranche B1 Term Loan (c)(m)
07/08/22	4.007%	385,650	383,722

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
TTM Technologies, Inc. Tranche B Term Loan (c)(m)
05/31/21	6.000%	$149,250	$124,064
TransUnion LLC Tranche B2 Term Loan (c)(m)
04/09/21	3.500%	343,875	331,716
Verint Systems, Inc. Tranche B Term Loan (c)(m)
09/06/19	3.500%	124,244	123,778
Zebra Technologies Corp. Term Loan (c)(m)
10/27/21	4.750%	992,683	992,326
Total			16,787,220
Transportation Services —%
Hertz Corp. (The) Letter of Credit (c)(m)
03/11/18	3.750%	500,000	490,000
Wirelines 0.1%
Integra Telecom Holdings, Inc. Tranche B1 Term Loan (c)(m)
08/14/20	5.250%	994,987	948,969
Level 3 Financing, Inc. Tranche B2 Term Loan (c)(m)
05/31/22	3.500%	275,000	270,738
Total			1,219,707
Total Senior Loans (Cost: $189,034,961)			$173,973,271

Issuer		Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC		1,315	$85,396
Hotels, Restaurants & Leisure —%
UTGR, Inc. (p)		5,526	273,537
Media 0.1%
Cengage Learning, Inc. (p)		7,982	155,649

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Media News Group (p)	2,495	$81,088
Tribune Media Co.	1,338	44,087
Tribune Publishing Co.	198	1,849
Total		282,673
TOTAL CONSUMER DISCRETIONARY		641,606
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	296,754
Metals & Mining —%
Aleris International, Inc. (p)	3,721	107,909
TOTAL MATERIALS		404,663
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (p)	478	11,405
TOTAL TELECOMMUNICATION SERVICES		11,405
Total Common Stocks (Cost: $819,283)		$1,057,674

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(q)
	160,000,000	2.15	09/09/16	$414,768
Total Options Purchased Puts (Cost: $2,280,000)				$414,768

	Shares	Value

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.360% (r)(s)	121,886,950	$121,886,950
Total Money Market Funds (Cost: $121,886,950)		$121,886,950
Total Investments
(Cost: $2,591,490,999) (t)		$2,478,745,874(u)
Other Assets & Liabilities, Net		(92,279,988)
Net Assets		$2,386,465,886

At January 31, 2016, securities and cash totaling $31,937,688 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	03/02/2016	4,809,000,000 HUF	16,654,026 USD	—	(72,152)
Barclays	03/02/2016	24,285,170 USD	448,788,000 MXN	410,368	—
Citi	02/26/2016	23,931,865 USD	204,000,000 SEK	—	(150,067)
Citi	02/29/2016	13,000,000,000 COP	3,803,950 USD	—	(146,698)
Deutsche bank	03/02/2016	59,282,000 RON	14,129,733 USD	30,471	—
HSBC	02/19/2016	90,000,000,000 IDR	6,440,072 USD	—	(101,578)
HSBC	02/29/2016	16,000,000,000 COP	4,677,679 USD	—	(184,657)
HSBC	03/02/2016	15,000,000,000 COP	4,513,722 USD	—	(43,893)
HSBC	03/02/2016	5,293,585 USD	3,800,000,000 CLP	17,192	—
HSBC	03/02/2016	24,439,472 USD	2,900,000,000 JPY	—	(473,457)
Morgan Stanley	03/02/2016	22,593,373 USD	93,340,000 PLN	272,720	—
Standard Chartered	03/02/2016	55,761,000 BRL	13,427,973 USD	—	(396,902)
Standard Chartered	03/02/2016	27,671,000,000 KRW	23,049,563 USD	164,760	—
State Street	02/19/2016	69,916,000 NZD	45,804,069 USD	575,130	—
State Street	03/02/2016	16,500,000 CAD	11,670,221 USD	—	(107,922)
UBS	02/23/2016	44,254,000 EUR	48,149,680 USD	186,386	—
Total				1,657,027	(1,677,326)

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	1,685	AUD	154,332,256	03/2016	1,603,031	—
Euro-BTP Future	102	EUR	15,462,900	03/2016	224,618	—
US ULTRA BOND CBT	714	USD	118,657,875	03/2016	5,397,693	—
Total			288,453,031		7,225,342	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BUND FUTURE	(70)	EUR	(12,386,998)	03/2016	—	(293,735)
US 10YR NOTE (CBT)	(209)	USD	(27,081,828)	03/2016	—	(666,511)
US 2YR NOTE (CBT)	(69)	USD	(15,085,125)	03/2016	—	(22,748)
US 5YR NOTE (CBT)	(4,819)	USD	(581,517,766)	03/2016	—	(9,627,383)
US LONG BOND(CBT)	(475)	USD	(76,489,844)	03/2016	—	(3,663,431)
Total			(712,561,561)		—	(14,273,808)

Credit Default Swap Contracts Outstanding at January 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	56,840,000	6,591,373	(6,093,094)	(63,155)	435,124	—
Barclays	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	29,400,000	3,409,331	(3,249,214)	(32,667)	127,450	—
Barclays	Republic of South Africa	12/20/2020	1.000	14,235,000	1,534,511	(1,442,017)	(15,817)	76,677	—
Barclays	Republic of South Africa	12/20/2020	1.000	13,765,000	1,483,846	(1,388,945)	(15,294)	79,607	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	25,000,000	1,972,145	(2,083,662)	(27,778)	—	(139,295)
Total								718,858	(139,295)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	5.050%	101,900,000	127,870	—	566,111	693,981	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	24,000,000	(2,186,484)	1,494,036	10,000	—	(682,448)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	16,000,000	(2,097,501)	1,940,164	6,667	—	(150,670)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	20,000,000	(2,621,876)	2,599,775	—	—	(22,101)
Total									693,981	(855,219)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	11,700,000	—	—	(665,896)
Citi	U.S. CPI Urban Consumers NSA	Receive	1.971	12/15/2045	USD	30,000,000	—	—	(941,948)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	03/23/2025	USD	23,000,000	—	—	(788,810)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.551	09/04/2024	USD	190,000,000	(1,443)	—	(14,784,712)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	02/11/2025	USD	2,000,000	—	—	(81,757)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.090	02/11/2025	USD	183,000,000	(1,480)	—	(6,877,364)
Morgan Stanley*	28-Day MXN TIIE-Banxico	Pay	6.230	01/09/2026	MXN	580,000,000	—	668,908	—
Total								668,908	(24,140,487)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $1,076,709,368 or 45.12% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $2,537,858, which represents 0.11% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Principal and interest may not be guaranteed by the government.
(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $5,117,318, which represents 0.21% of net assets.

(k)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $1,471,114, which represents 0.06% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-08-2015	77,506
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.000%	10-04-2004	2,675,827
Sports Authority, Inc. (The)
Tranche B Term Loan
11/16/17 7.500%	11-05-2013	950,572

(l)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $1,335,960 or 0.06% of net assets.

(m)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	Negligible market value.
(o)	Represents fractional shares.
(p)	Non-income producing investment.
(q)	Purchased swaption contracts outstanding at January 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	9/13/2021	160,000,000	2,280,000	414,768

(r)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	155,937,850	205,434,545	(239,485,445)	121,886,950	99,558	121,886,950

(t)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $2,591,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,253,000
Unrealized Depreciation	(138,998,000)
Net Unrealized Depreciation	$(112,745,000)

(u)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,147,761,887	522,631	1,148,284,518
Residential Mortgage-Backed Securities - Agency	—	248,532,576	—	248,532,576
Residential Mortgage-Backed Securities - Non-Agency	—	220,954,264	84,749,400	305,703,664
Commercial Mortgage-Backed Securities - Non-Agency	—	108,183,196	2,023,462	110,206,658
Asset-Backed Securities - Non-Agency	—	55,767,261	15,880,519	71,647,780
Inflation-Indexed Bonds	—	19,509,789	—	19,509,789
U.S. Treasury Obligations	964,778	—	—	964,778
Foreign Government Obligations	—	270,110,170	5,117,318	275,227,488
Municipal Bonds	—	1,335,960	—	1,335,960
Senior Loans	—	162,087,448	11,885,823	173,973,271
Common Stocks
Consumer Discretionary	131,332	510,274	—	641,606
Materials	296,754	107,909	—	404,663
Telecommunication Services	11,405	—	—	11,405
Total Common Stocks	439,491	618,183	—	1,057,674
Options Purchased Puts	—	414,768	—	414,768
Money Market Funds	—	121,886,950	—	121,886,950
Total Investments	1,404,269	2,357,162,452	120,179,153	2,478,745,874
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,657,027	—	1,657,027
Futures Contracts	7,225,342	—	—	7,225,342
Swap Contracts	—	2,081,747	—	2,081,747
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,677,326)	—	(1,677,326)
Futures Contracts	(14,273,808)	—	—	(14,273,808)
Swap Contracts	—	(25,135,001)	—	(25,135,001)
Total	(5,644,197)	2,334,088,899	120,179,153	2,448,623,855

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency	Asset- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Total ($)
Balance as of October 31, 2015	591,048	73,172,608	5,162,908	5,429,745	5,167,365	11,906,949	101,430,623
Increase (decrease) in accrued discounts/premiums	117	(3,535)	(1,737)	—	(6,829)	10,037	(1,947)
Realized gain (loss)	—	2,666	—	100	—	1,482	4,248
Change in unrealized appreciation (depreciation)(a)	(68,534)	(487,821)	(3,263)	(4,981)	(43,218)	(416,149)	(1,023,966)
Sales	—	(4,134,518)	(3,134,446)	(784,132)	—	(1,086,083)	(9,139,179)
Purchases	—	16,200,000	—	14,999,787	—	1,928,750	33,128,537
Transfers into Level 3	—	—	—	—	—	1,984,601	1,984,601
Transfers out of Level 3	—	—	—	(3,760,000)	—	(2,443,764)	(6,203,764)
Balance as of January 31, 2016	522,631	84,749,400	2,023,462	15,880,519	5,117,318	11,885,823	120,179,153

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was $(1,023,966), which is comprised of Corporate Bonds & Notes of $(68,534), Residential Mortgage-Backed Securities — Non-Agency of $(487,821), Commercial Mortgage-Backed Securities — Non-Agency of $(3,263), Asset-Backed Securities — Non-Agency of $(4,981), Foreign Government Obligations of $(43,218) and Senior Loans of $(416,149).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, commercial and asset backed securities, foreign government obligations and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016